As filed with the Securities and Exchange Commission on June 8, 2001

                                               Securities Act File No. 333-_____

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


       [ ] Pre-Effective Amendment No. [ ] Post-Effective Amendment No. __

                        (Check appropriate box or boxes)


                             ORBITEX GROUP OF FUNDS
             (Exact Name Of Registrant As Specified In Its Charter)


                                 1-888-672-4839
                        (Area Code And Telephone Number)


                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                    (Address Of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)


                                  M. Fyzul Khan
                            Orbitex Management, Inc.
                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                     (Name And Address Of Agent For Service)


                                   Copies to:
         LEONARD B. MACKEY, JR., ESQ.                 BETH-ANN ROTH, ESQ.
      CLIFFORD CHANCE ROGERS & WELLS llp              BETH-ANN ROTH, P.C.
               200 Park Avenue                      9204 Saint Marks Place
              New York, NY 10166                       Fairfax, VA 22031


     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.


     Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------

                              MONUMENT SERIES FUND
                         7201 Wisconsin Ave., Suite 650
                            Bethesda, Maryland 20814

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

                          To Be Held On August __, 2001

TO THE SHAREHOLDERS OF
      MONUMENT SERIES FUND
      HOLDING SHARES OF
      MONUMENT DIGITAL TECHNOLOGY FUND,
      MONUMENT MEDICAL SCIENCES FUND AND
      MONUMENT TELECOMMUNICATIONS FUND:

     NOTICE  IS  HEREBY  GIVEN  that  special  meetings  of  shareholders   (the
"Meetings") of Monument Digital Technology Fund ("Digital Technology Fund"), Monument Medical Sciences Fund ("Medical Sciences Fund") and Monument Telecommunications Fund ("Telecommunications Fund") (each, a "Monument Fund", and together, the "Monument Funds"), each a series of Monument Series Fund ("Monument"), will be held at the offices of Monument Funds Group, Inc., 7201 Wisconsin Avenue, Suite 650, Bethesda, Maryland 20814, on August __, 2001 at 11:00 a.m., Eastern time, for the following purposes:

          (1) To approve an Agreement and Plan of Reorganization pursuant to which each Monument Fund listed below will transfer all of its assets and liabilities solely in exchange for Class A, Class B and Class C shares of the corresponding Orbitex Fund identified opposite its name:

          Monument Funds                 Orbitex Funds
          --------------                 -------------

          Digital Technology Fund        Orbitex Emerging Technology Fund
          Medical Sciences Fund          Orbitex Healthcare Fund
          Telecommunications Fund        Orbitex Info-Tech & Communications Fund

     Each Orbitex Fund is or will be established as a separate series of Orbitex Group of Funds ("Orbitex"). Each transaction is referred to herein as a "Reorganization," and collectively as the "Reorganizations."

     Each Monument Fund will distribute the Class A, Class B and Class C shares of the corresponding Orbitex Fund received in the Reorganization to its Class A, Class B and Class C shareholders, respectively, in an amount equal in net asset value to the Class A, Class B and Class C shares of the Monument Fund held by such shareholders as of the date of the Reorganization, after which each Monument Fund will cease to exist as a series of Monument; and

          (2) To ratify and approve the continuation of an Investment Subadvisory Agreement (the "Subadvisory Agreement") between Monument Advisors, Ltd. and Orbitex Management, Inc. The Subadvisory Agreement was approved by the Board of Trustees of Monument on May 3, 2001 and took effect on May 8, 2001. If approved by shareholders of a Monument Fund, the Subadvisory Agreement will continue in effect, as to that Monument Fund, through the earlier of (i) May 8, 2003 or (ii) the closing date of the relevant Reorganization.

          (3) To transact such other business as properly may come before the Meetings or any adjournment thereof.

     The Board of Trustees of Monument has fixed the close of business on June 27, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof.

     A complete list of the shareholders of each Monument Fund entitled to vote at the Meetings will be available and open to the examination by any Monument Fund shareholder for any purpose germane to the Meetings during ordinary business hours from and after August __, 2001 at the offices of the Monument Funds, 7201 Wisconsin Ave., Suite 650, Bethesda, Maryland 20814.

     You are cordially invited to attend the Meetings. Shareholders who do not expect to attend the Meetings in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Trustees of Monument.

     If you have any questions regarding the enclosed proxy material, please contact our proxy solicitor, Shareholder Communications Inc., at 1-800-742-6513.


                                            By Order of the Board of Trustees,

                                            David A. Kugler
                                            President

July __, 2001

                              SUBJECT TO COMPLETION

               PROXY STATEMENT AND PROSPECTUS DATED JULY __, 2001

                          ACQUISITION OF THE ASSETS OF

                        MONUMENT DIGITAL TECHNOLOGY FUND,
                       MONUMENT MEDICAL SCIENCES FUND AND
                        MONUMENT TELECOMMUNICATIONS FUND
                                each a series of
                              MONUMENT SERIES FUND
                         7201 Wisconsin Ave., Suite 650
                            Bethesda, Maryland 20814
                                 (301) 657-1700

                        BY AND IN EXCHANGE FOR SHARES OF

                        ORBITEX EMERGING TECHNOLOGY FUND,
                           ORBITEX HEALTHCARE FUND AND
                     ORBITEX INFO-TECH & COMMUNICATIONS FUND
                                each a series of
                             ORBITEX GROUP OF FUNDS
                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (888) 672-4839


                       SPECIAL MEETINGS OF SHAREHOLDERS OF

                        MONUMENT DIGITAL TECHNOLOGY FUND,
                       MONUMENT MEDICAL SCIENCES FUND AND
                        MONUMENT TELECOMMUNICATIONS FUND


                                 August __, 2001


     This Proxy Statement and Prospectus is being sent to you because you are a shareholder of Monument Digital Technology Fund ("Digital Technology Fund"), Monument Medical Sciences Fund ("Medical Sciences Fund") or Monument Telecommunications Fund ("Telecommunications Fund") (each, a "Monument Fund" and, together, the "Monument Funds"), each a series of Monument Series Fund ("Monument"). Monument has called Special Meetings of the shareholders of the Monument Funds (each, a "Meeting") to consider proposals (i) to approve an Agreement and Plan of Reorganization between Monument, on behalf of each Monument Fund, and Orbitex Group of Funds ("Orbitex"), on behalf of Orbitex Emerging Technology Fund (the "Emerging Technology Fund"), Orbitex Healthcare Fund (the "Healthcare Fund") and Orbitex Info-Tech & Communications Fund (the "Info-Tech Fund") (each, an Orbitex Fund, and together, the "Orbitex Funds") and
(ii) to ratify and approve the continuation of an Investment Subadvisory Agreement (the "Subadvisory Agreement") between Monument Advisors, Ltd. ("Monument Advisors") and Orbitex Management, Inc. ("Orbitex Management"), the investment adviser to the Orbitex Funds. The Subadvisory Agreement took effect on May 8, 2001 and, if approved by shareholders of a Monument Fund, will continue, as to that Monument Fund, through the earlier of: (i) May 8, 2003 or
(ii) the closing date of the relevant Reorganization. If the shareholders of a Monument Fund do not approve the Subadvisory Agreement, it will terminate, as to that Monument Fund, on October 8, 2001. The Board of Trustees of Monument is requesting shareholders of each Monument Fund to submit a proxy to be used at the relevant Meeting to vote the shares held by the shareholder submitting the proxy.

     The Agreement and Plan of Reorganization that you are being asked to consider involves transactions whereby each Monument Fund will transfer all of its assets, subject to liabilities, to a corresponding Orbitex Fund as follows:

           Monument Funds                     Orbitex Funds
           --------------                     -------------

           Digital Technology Fund            Emerging Technology Fund
           Medical Sciences Fund              Healthcare Fund
           Telecommunications Fund            Info-Tech Fund

     Such transfer will be in exchange for Class A, Class B and Class C shares of the corresponding Orbitex Fund, which shares will then be distributed to the Class A, Class B and Class C shareholders, respectively, of each Monument Fund in liquidation of each Monument Fund. Each transaction is referred to in this Proxy Statement and Prospectus as a "Reorganization," and collectively as the "Reorganizations." After the completion of these transactions, each Monument Fund will be terminated as a series of Monument.

     The Meetings are also being called to permit shareholders of each Monument Fund to approve the Subadvisory Agreement between Monument Advisors and Orbitex Management.

     Shareholders of each Monument Fund will vote separately from the shareholders of the other Monument Funds on each proposal. Class A, Class B and Class C shareholders of a Monument Fund will vote together as a single class on each proposal. If a proposal is approved by one or more Monument Funds, and disapproved by the other Monument Funds, the proposal will be implemented only for each Monument Fund that approved it.

     The Board of Trustees has fixed the close of business on June 27, 2001 as the record date (the "Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof. Shareholders on the Record Date will be entitled to one vote for each share of a Monument Fund held, with no share having cumulative voting rights. As of the Record Date, the Digital Technology Fund had outstanding [________] shares of beneficial interest, par value $0.001 per share, the Medical Sciences Fund had outstanding [________] shares of beneficial interest, par value $0.001 per share, and the Telecommunications Fund had outstanding [________] shares of beneficial interest, par value $0.001 per share.

     The current prospectus of Orbitex, dated September 1, 2000 (the "Orbitex Prospectus"), accompanies this Proxy Statement and Prospectus and is incorporated herein by reference. The Annual Report to Shareholders of the Info-Tech Fund as of April 30, 2001 also accompanies this Proxy Statement and Prospectus. The Emerging Technology Fund has not yet commenced operations and the Healthcare Fund will be organized for the purpose of continuing the investment operations of the Medical Sciences Fund; accordingly, neither of these funds has any assets or prior history of investment operations.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

     This Proxy Statement and Prospectus sets forth concisely the information about the Monument Funds and the Orbitex Funds that Monument Fund shareholders should know before considering the

Reorganizations and should be retained for future reference. Monument has authorized the solicitation of proxies in connection with the Reorganizations solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     A statement of additional information dated July __, 2001 relating to the Reorganizations (the "Statement of Additional Information") is on file with the Commission. The Statement of Additional Information is available from Orbitex without charge, upon oral request by calling 1-888-672-4839 or by writing
Orbitex  at  its  principal  executive  offices.  The  Statement  of  Additional
Information  is   incorporated  by  reference  into  this  Proxy  Statement  and
Prospectus. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, other material incorporated herein by reference and other information regarding Orbitex and Monument.

     The address of the principal executive offices of Orbitex is 410 Park Avenue, 18th Floor, New York, New York 10022, and the telephone number is 1-888-672-4839.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INTRODUCTION...................................................................1

PROPOSAL ONE -- APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION...............2

SUMMARY .......................................................................2

The Reorganizations............................................................2

COMPARISON OF THE FUNDS........................................................3

Information About Monument....................................................18

Management of Monument........................................................18

Information About Orbitex.....................................................20

Management of Orbitex.........................................................20

THE REORGANIZATIONS...........................................................22

General.......................................................................22

Procedure.....................................................................23

Terms of the Agreement and Plan...............................................23

Potential Benefits to Shareholders as a Result of the Reorganizations.........24

Tax Consequences of the Reorganizations.......................................25

Required Vote.................................................................26

PROPOSAL TWO -- RATIFY AND APPROVE THE CONTINUATION OF THE
                SUBADVISORY AGREEMENT.........................................27

Introduction..................................................................27

Information About the Monument Advisory Agreement.............................27

Information About Orbitex Management..........................................28

Summary of the Subadvisory Agreement..........................................28

Shareholders' Considerations..................................................29

Trustees' Considerations......................................................30

Required Vote.................................................................31

INFORMATION CONCERNING THE SPECIAL MEETINGS...................................31

Date, Time and Place of Meetings..............................................31

Solicitation, Revocation and Use of Proxies...................................31

Additional Voting Information.................................................32

Record Date and Outstanding Shares............................................32

Voting Rights.................................................................32

ADDITIONAL INFORMATION........................................................33

LEGAL PROCEEDINGS.............................................................33

LEGAL OPINIONS................................................................33

                                TABLE OF CONTENTS
                                  (continued)

                                                                            Page
                                                                            ----

EXPERTS ......................................................................33

SHAREHOLDER PROPOSALS.........................................................34

EXHIBITS
--------

EXHIBIT A -- FORM OF AGREEMENT AND PLAN OF REORGANIZATION....................A-1

EXHIBIT B -- DESCRIPTIONS OF EACH MONUMENT FUND AND THE
             CORRESPONDING ORBITEX FUND......................................B-1

EXHIBIT C -- INVESTMENT SUBADVISORY AGREEMENT................................C-1

EXHIBIT D -- PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF ORBITEX
             MANAGEMENT, INC.................................................D-1

                                  INTRODUCTION

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of Monument for use at the Meetings of shareholders of the Digital Technology Fund, the Medical Sciences Fund and the Telecommunications Fund, each a series of Monument, to be held at the offices of Monument Funds Group, Inc. on August __, 2001 at 11:00 a.m., Eastern time. The mailing address for Monument is 7201 Wisconsin Ave., Suite 650, Bethesda, Maryland 20814. The approximate mailing date of this Proxy Statement and Prospectus is July __, 2001.

     Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of Monument at the address indicated above or by voting in person at the relevant Meeting. All properly executed proxies received prior to the relevant Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" the proposals to (i) approve the Agreement and Plan of Reorganization between Monument, on behalf of each Monument Fund, and Orbitex, on behalf of each Orbitex Fund (the "Agreement and Plan"), and (ii) ratify and approve the continuation of the Subadvisory Agreement between Monument Advisors and Orbitex Management.

     Class A, Class B and Class C shareholders of each Monument Fund will be entitled to receive an equal aggregate value of Class A, Class B and Class C shares, respectively, to be issued by the corresponding Orbitex Fund (the "Corresponding Shares") as they held in the Monument Fund immediately prior to the Reorganization. The aggregate net asset value of the Corresponding Shares to be issued to the shareholders of each Monument Fund will equal the aggregate net asset value of the outstanding shares of the corresponding class of the Monument Fund as set forth in the Agreement and Plan. The Orbitex Funds and the Monument Funds sometimes are referred to herein collectively as the "Funds" and individually as a "Fund," as the context requires. Each fund resulting from a Reorganization is sometimes referred to herein as the "Combined Fund."

     Shareholders of each Monument Fund will vote separately from the shareholders of the other Monument Funds on each proposal. Class A, Class B and Class C shareholders of a Monument Fund will vote together as a single class on each proposal. If a proposal is approved by one or more Monument Funds and disapproved by the other Monument Funds, the proposal will be implemented only for each Monument Fund that approved it.

     The Board of Trustees of Monument knows of no business other than that discussed above which will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

     This Proxy Statement and Prospectus serves as a prospectus of Orbitex, on behalf of the Orbitex Funds, under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares of each Orbitex Fund to the shareholders of the corresponding Monument Fund pursuant to the terms of the Agreement and Plan.

                      PROPOSAL ONE -- APPROVAL OF AGREEMENT
                           AND PLAN OF REORGANIZATION

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan attached hereto as Exhibit A.

     In this Proxy Statement and Prospectus, the term "Reorganizations" refers collectively to (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of each Monument Fund by the corresponding Orbitex Fund in exchange for an equal aggregate value of Class A, Class B and Class C shares of the Orbitex Fund to be issued to the Monument Fund and the subsequent distribution of such shares to the Class A, Class B and Class C shareholders, respectively, of each Monument Fund in liquidation of each Monument Fund; and (ii) the subsequent termination of each Monument Fund as a series of Monument in accordance with the laws of the State of Delaware.

The Reorganizations

     At meetings of the Board of Trustees of Monument held on April 5 and May 3, 2001, the Board approved a proposal that each Orbitex Fund acquire substantially all of the assets and assume substantially all of the liabilities of the corresponding Monument Fund in exchange solely for an equal aggregate value of newly-issued Class A, Class B and Class C shares of the Orbitex Fund to be distributed to the Class A, Class B and Class C shareholders, respectively, of the Monument Fund in exchange for their Class A, Class B and Class C shares, respectively, of the Monument Fund.

     Based upon their evaluation of all relevant information, the Board of Trustees of Monument has determined that the Reorganizations will benefit the shareholders of each Monument Fund. Specifically, the Board considered that after the relevant Reorganization, the shareholders of the Telecommunications Fund will be invested in an open-end fund with substantially larger combined net assets and, therefore, are likely to benefit from reduced overall operating expenses per share. The Board also considered that after the other Reorganizations, the shareholders of the Digital Technology Fund and Medical Sciences Fund also are likely to benefit from reduced overall operating expenses as a result of becoming shareholders of Orbitex, a fund group with approximately $553 million in assets under management as of May 29, 2001. See "The Reorganizations--Potential Benefits to Shareholders as a Result of the Reorganizations."

     The Board of Trustees of Monument, including a majority of the Trustees who are not "interested persons" of Monument (the "Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"), has determined that the Reorganizations are in the best interests of the Monument Funds and that the interests of existing shareholders of the Monument Funds will not be diluted as a result of the Reorganizations.

     The Board of Trustees of Orbitex, including a majority of the Trustees who are not "interested persons" of Orbitex, approved the Reorganizations at a meeting held on June [20], 2001. Each Reorganization is contingent upon receipt of the approval of the vote of a majority of the shares of the Monument Fund outstanding on the Record Date and entitled to be cast at the Meeting.

     If all of the requisite approvals are obtained, it is anticipated that the Reorganizations will occur on or about April 30, 2002, provided that Monument, on behalf of each Monument Fund, and Orbitex, on behalf of each Orbitex Fund, have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Agreement and Plan. The Agreement and Plan may be terminated, and the Reorganizations abandoned, whether before or after approval by the shareholders of the Monument Funds, at any time prior to the Exchange Date (as defined below), (i) by the mutual consent of the Board of Trustees of Monument and the Board of Trustees of Orbitex; (ii) by the Board of Trustees of Monument, on behalf of any of the Monument Funds, if any condition to such Monument Fund's obligations has not been fulfilled or waived by the Board; or (iii) by the Board of Trustees of Orbitex, on behalf of any of the Orbitex Funds, if any condition to such Orbitex Fund's obligations has not been fulfilled or waived by the Board.


                             COMPARISON OF THE FUNDS

     The following discussion summarizes certain aspects of the Monument Funds and the Orbitex Funds as a whole. A description of each Monument Fund and its corresponding Orbitex Fund is set forth in Exhibit B to this Proxy Statement and Prospectus. All such information is qualified by the more complete information set forth in Monument's Prospectus and Statement of Additional Information and Orbitex's Prospectus and Statement of Additional Information, which are incorporated herein by reference.

     Investment Objective and Management Policies. The investment objective and management polices of the Digital Technology Fund are substantially similar to those of the Emerging Technology Fund. The Digital Technology Fund seeks to maximize long-term appreciation of capital by investing primarily in equity securities of companies involved in or supporting digital technology industries, including Internet or Internet-related businesses. The Emerging Technology Fund seeks long-term growth of capital by investing primarily in equity securities of companies engaged in the research, design, development or manufacturing of new or emerging technologies.

     The investment objective and management policies of the Telecommunications Fund are substantially similar to those of the Info-Tech Fund. The Telecommunications Fund seeks to maximize long-term appreciation of capital by investing primarily in equity securities of telecommunications companies. The Info-Tech Fund seeks long-term growth of capital by investing primarily in equity securities issued by communications, information and related technology companies.

     The investment objective and management policies of the Medical Sciences Fund are substantially similar to those of the Healthcare Fund. The Medical
Sciences Fund and the Healthcare Fund each seeks to maximize long-term appreciation of capital by investing primarily in equity securities of medical sciences companies.

     For a description of each Monument Fund and its corresponding Orbitex Fund, see Exhibit B.

     Investment Risks. The principal investment risks associated with an investment in each Monument Fund are substantially similar (identical in the case of the Medical Sciences Fund) to those associated with an investment in the corresponding Orbitex Fund. For a detailed description of the principal investment risks of each Monument Fund and its corresponding Orbitex Fund, see Exhibit B.

     Investment Advisers. Monument Advisors, 7201 Wisconsin Avenue, Suite 650, Bethesda, Maryland 20814, serves as the investment adviser to the Monument Funds, pursuant to an investment advisory agreement (the "Monument Advisory Agreement") between Monument, on behalf of each Monument Fund, and Monument Advisors. Monument Advisors uses a team approach in managing the Monument Funds.

     Orbitex Management serves as the investment adviser to the Orbitex Funds, pursuant to an investment advisory agreement (the "Orbitex Advisory Agreement") with Orbitex, on behalf of each

Orbitex Fund. Orbitex Management was organized as an investment adviser in 1995 and offers investment advisory services to two registered investment companies. Orbitex Management had approximately $537 million in investment company and other portfolio assets under management as of April 30, 2001. This amount includes assets managed for Orbitex Management affiliates.

     Under the terms of the Monument Advisory Agreement and the Orbitex Advisory Agreement, each Monument Fund and each Orbitex Fund has agreed to pay Monument Advisors and Orbitex Management, respectively, a fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets:

                               Investment                                     Investment
                              Advisory Fee                                  Advisory Fee
      Monument Funds            Payable                Orbitex Funds           Payable
--------------------------    ------------       -------------------------  ------------
Digital Technology Fund          1.25%*          Emerging Technology Fund       1.25%
Medical Sciences Fund            1.25%*          Healthcare Fund                1.25%
Telecommunications Fund          1.25%*          Info-Tech Fund                 1.25%

----------
* The advisory fee payable by the Monument Fund decreases as the assets of the Monument Fund increase based on the following break points:

      Assets Under Management           Advisory Fee
----------------------------------      ------------
    up to $250 million                     1.25%
    $250 million to $500 million           1.00%
    $500 million to $750 million           0.87%
    $750 million to $1 billion             0.75%
    over $1 billion                        0.625%

     Monument Advisors has entered into an Expense Limitation Agreement, dated May 1, 1999, as amended, with Monument, on behalf of each of its series (the "Expense Limitation Agreement"), pursuant to which, among other things, Monument Advisors has agreed to waive all or a portion of the advisory fee payable by a Monument Fund and/or reimburse the Monument Fund to the extent that Total Annual Operating Expenses of the Monument Fund in any fiscal year (the "Total Expenses") (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Monument Fund's business, and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act) exceed a stated expense limit (the "Expense Limit").(1)

     The Expense Limitation Agreement also provides that, during any fiscal year when the Agreement is in place and the Total Expenses of a Monument Fund are below the relevant Expense Limit, the Monument Fund may reimburse Monument Advisors for advisory fees waived or expenses reimbursed in a prior fiscal year, up to the amount of the Expense Limit, on a rolling five-year basis. Any such reimbursement must be approved quarterly in advance by the Board of Trustees of Monument. On June __, 2001, Monument Advisors and Orbitex Management entered into an Assignment Agreement (the "Assignment Agreement") to become effective upon consummation of the

----------
(1) The Expense Limits for each Monument Fund for the current fiscal year are 4.75% for Class A shares, 5.25% for Class B shares and 5.25% for Class C shares.

relevant Reorganization, pursuant to which Monument Advisors assigned to Orbitex Management its interest in the Expense Limitation Agreement in respect of reimbursements that may be made by the Digital Technology Fund and the Medical Sciences Fund. As part of the relevant Reorganizations, the Emerging Technology Fund and the Healthcare Fund, as the acquirors of the assets and liabilities of the Digital Technology Fund and Medical Sciences Fund, respectively, will assume the contractual obligation of these Monument Funds under the Expense Limitation Agreement to reimburse investment advisory fees previously waived or reimbursed as to these Monument Funds. Any such reimbursement by the Emerging Technology Fund and the Healthcare Fund to Orbitex Management would be in addition to the investment advisory fees payable by these Orbitex Funds to Orbitex Management for the current period and would have to be approved quarterly in advance by the Board of Trustees of Orbitex.

     The investment adviser for the Combined Funds will be Orbitex Management. The Emerging Technology Fund will be managed by a team of investment professionals. The portfolio managers of the Healthcare Fund and the Info-Tech Fund after the Reorganizations will be Timothy F. Bepler and Glen H. Frey, respectively. For a description of these portfolio managers, see Exhibit B.

     Capitalization. Each Monument Fund and Orbitex Fund currently offers three classes of shares -- Class A shares, Class B shares and Class C shares. For a comparison of the capitalization of each Fund, see Exhibit B.

     Sales Charges. Class A shares of each Fund are subject to an initial sales charge. A contingent deferred sales charge of 1% may be assessed on certain redemptions of Class A shares of the Orbitex Funds purchased without an initial sales charge as part of an initial purchase of $1 million or more. The initial sales charge for Class A shares of each Fund may be reduced or waived for certain purchases as described in the relevant Prospectus. Orbitex Class A shares received in the Reorganizations will not be subject to an initial sales charge. The schedule of the initial sales charge imposed on Class A shares of each Monument Fund and its corresponding Orbitex Fund is set forth below.

                                                 Sales Charge as a Percentage of
                 Amount of Purchase                       Offering Price
           ----------------------------------    -------------------------------
           Less than $50,000                                   5.75%
           $50,000 but less than $100,000                      4.50%
           $100,000 but less than $250,000                     3.50%
           $250,000 but less than $500,000                     2.50%
           $500,000 but less than $1,000,000                   2.00%
           $1,000,000 or more                                  None

     Class B shares of each Fund are not subject to an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") imposed on redemptions within six years of purchase. The CDSC payable upon redemption of Class B shares of each Monument Fund and its corresponding Orbitex Fund declines over time pursuant to the following CDSC schedule:

                Years After Purchase That
               An Investor Redeems Shares                 CDSC
               ------------------------------       ---------------
                     1st Year                            5.00%
                     2nd Year                            4.00%
                     3rd Year                            3.00%
                     4th Year                            3.00%
                     5th Year                            2.00%
                     6th Year                            1.00%
                     7th Year                            None
                     8th Year                            None
                     After 8th Year                      None*

               ----------
               * Class B shares of each Monument Fund and its corresponding Orbitex Fund automatically convert to Class A shares eight years after an investor purchases them.

     Class C shares of each Monument Fund are subject to an initial sales charge of 1% and a CDSC of 1% if such shares are redeemed within one year of purchase. Class C shares of each Orbitex Fund are not subject to an initial sales charge, but are subject to a CDSC of 1% if such shares are redeemed within eighteen months of purchase.

     Diversified/Non-Diversified Status. The Orbitex Funds are non-diversified funds while the Monument Funds are diversified funds. A diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its assets in any one issuer. A non-diversified fund is not subject to this limitation. For a discussion of the risks of a non-diversified fund, see Exhibit B.

     Fees and Expenses. The total annual operating expenses of each Combined Fund after the Reorganizations are expected to be less than the total annual operating expenses of its corresponding Monument Fund.(2) For a comparison of the fees and expenses of each Fund, see Exhibit B.

     Distributors. Monument Distributors, Inc. ("Monument Distributors"), 7201 Wisconsin Avenue, Suite 650, Bethesda, Maryland 20814, is the distributor and principal underwriter for the Monument Funds. Orbitex Funds Distributor, Inc. ("OFD"), 14747 California Street, Omaha, Nebraska 68154, is the distributor for the Orbitex Funds and will serve as the distributor for the Combined Funds following the Reorganizations.

     Distribution Plans and Shareholder Services Plans. Under a Distribution Plan adopted by the Board of Trustees of Monument pursuant to Rule 12b-1 under the Investment Company Act, each Monument Fund may finance any activity or expense that is intended primarily to result in the sale of its shares. Each Monument Fund may pay a fee to distributors, on an annualized basis of its average daily net assets, up to a maximum of 1.00% for Class B and Class C share expenses and 0.50% for Class A share expenses. Up to 0.25% of the total Rule 12b-1 fee may be used to pay for certain

----------
(2) With respect to each of the Emerging Technology Fund and the Healthcare Fund, Orbitex Management has contractually agreed to waive all or a portion of the advisory fee payable by the Fund and/or reimburse expenses to the extent Total Annual Operating Expenses of the Fund exceed 2.50% for Class A shares, 3.00% for Class B shares and 3.00% for Class C shares. This contractual arrangement would become effective following consummation of the relevant Reorganization and is expected to extend through April 30, 2003.

shareholder services provided by institutions that have agreements with Monument Distributors to provide these services. Each Monument Fund may pay Rule 12b-1 fees for activities and expenses borne in the past in connection with the distribution of its shares as to which no Rule 12b-1 fee was paid because of the relevant maximum limitation described above.

     Under a Class A Distribution Plan adopted by the Board of Trustees of Orbitex, each Orbitex Fund may pay for the sale and distribution of its Class A shares, including advertising, marketing and other promotional activities. Under the Class A Distribution Plan, each Orbitex Fund pays OFD an amount equal to 0.50% (0.40% in the case of the Info-Tech Fund) of the average net assets attributable to Class A shares of that Fund on an annualized basis. Under Class B and Class C Distribution Plans adopted by the Board of Trustees of Orbitex, each Orbitex Fund may pay for the sale and distribution of Class B and Class C shares, respectively, including advertising, marketing and other promotional activities. Under the Class B and Class C Distribution Plans, each Orbitex Fund pays OFD an amount equal to 0.75% of the average net assets attributable to Class B or Class C shares, as applicable, of that Fund on an annualized basis. The Class B and Class C Distribution Plans also allow each Orbitex Fund to pay OFD for certain shareholder services provided to Class B and Class C shareholders or other services providers that have entered into agreements with OFD to provide these agreements. For these services, each Orbitex Fund pays a shareholder services fee equal to 0.25% of average net assets attributable to Class B or Class C shares, as applicable, of that Fund on an annualized basis.

     Administrative Services. Monument Shareholder Services, Inc. ("Monument Shareholder Services"), an affiliate of Monument Advisors, serves as the administrator of Monument. On June __, 2001, Monument Shareholder Services
entered into a Sub-Administration Services Agreement with American Data Services, Inc. ("ADS"), an affiliate of Orbitex Management, pursuant to which Monument Shareholder Services delegated to ADS a portion of the administrative services to be provided to each Monument Fund. ADS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.135%, subject to a minimum amount of $35,000 per year to ADS for a period of two years from the date of the Administrative Agreement. Prior to June __, 2001, PFPC Inc. served as the sub-administrator of each Monument Fund. ADS is providing substantially the same services to the Monument Funds as PFPC Inc. provided and is receiving the same compensation therefor.

     ADS serves as the administrator of Orbitex. ADS receives from each Orbitex Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. ADS will serve as the administrator of the Combined Funds following the Reorganizations.

     Custodian and Transfer Agent. On May 3, 2001, the Board of Trustees of Monument appointed Circle Trust Company ("Circle Trust"), an affiliate of Orbitex Management, as the custodian for each Monument Fund. Circle Trust began serving as the custodian for each Monument Fund on _______, 2001. Prior to _____, 2001, PFPC Trust Company served as the custodian for each Monument Fund. Circle Trust is providing substantially the same services to the Monument Funds as PFPC Trust Company provided and is receiving the same compensation therefor. Circle Trust serves as the custodian for each Orbitex Fund and will serve as the custodian for the Combined Funds following the Reorganizations.

     Monument Shareholder Services serves as the transfer agent for each Monument Fund. ADS serves as the transfer agent for each Orbitex Fund and will serve as the transfer agent for the Combined Funds following the Reorganizations.

     Independent Auditors. Deloitte & Touche LLP serves as the independent auditor for each Monument Fund. PricewaterhouseCoopers LLP serves as the independent auditor for each Orbitex Fund and will serve as the independent auditor for the Combined Funds following the Reorganizations.

     Purchase and Redemption Procedures. The purchase and redemption procedures of each Monument Fund and the corresponding Orbitex Fund are substantially similar. See "Buying Fund Shares" and "Redeeming Fund Shares" in Monument's Prospectus for a discussion of purchase and redemption procedures for the Monument Funds and "Your Account--Purchasing Shares" and "Your Account--Redeeming Shares" in Orbitex's Prospectus for a discussion of purchase and redemption procedures for the Orbitex Funds.

     Distributions. The dividend and distribution policies of each Monument Fund and the corresponding Orbitex Fund are substantially similar. The Monument Funds and the Orbitex Funds declare dividends and capital gains annually. See "Dividends and Distributions" in Monument's Prospectus and "Distributions" in Orbitex's Prospectus for a discussion of such policies.

     Shareholder Services. The shareholder services available to the shareholders of each Monument Fund and the corresponding Orbitex Fund are substantially similar. See "Services To Help You Manage Your Account" in Monument's Prospectus for a description of shareholder services offered by the Monument Funds and "Your Account" in the Orbitex Prospectus for a description of shareholder services offered by the Orbitex Funds.

     Financial Highlights. The following Financial Highlights tables are intended to help you understand the financial performance of each of the Funds for the periods shown. The Emerging Technology Fund has not yet commenced operations and the Healthcare Fund will be organized for the purpose of continuing the investment operations of the Medical Sciences Fund; accordingly, neither of these Orbitex Funds has any assets or prior history of investment operations.

                        Monument Digital Technology Fund

                                                                         Class A
                                                      --------------------------------------------
                                                       Six Months
                                                          ended        Year ended     Period ended
                                                      April 30, 2001   October 31,     October 31,
                                                       (unaudited)        2000           1999*
                                                      --------------   -----------    ------------
Per Share Operating Performance
   Net asset value, beginning of period                  $9.96           $9.99(a)       $10.00
   Income from investment operations - Net               (0.03)          (0.23)          (0.58)
   investment loss
   Net realized and unrealized gain (loss) on            (4.16)           0.20           20.56
   investments
   Total from investment operations                      (4.19)          (0.03)          19.98
   Distributions from net investment income                --              --             --
   Distributions from realized gains on investments        --              --(b)          --
   Total distributions                                     --              --             --
   Net Asset Value, end of period                        $5.77           $9.96          $29.98
   Total Return (excludes sales charge)                 (42.07)%***      (0.28)%        185.53%***
   Ratios/Supplemental Data
   Net assets, end of period (000's)                   $36,823         $78,680         $63,745
Ratio to average net assets
   Expenses (including waivers)                           2.98%**         2.11%           2.76%**
   Expenses (excluding waivers)                           3.36%**         2.29%           2.76%**
   Expenses (including extraordinary expenses)            3.84%**          --              --
   Expenses including soft dollars                        3.99%**         2.36%           2.84%**
   Net investment loss (including waivers)               (1.10)%**       (1.59)%         (2.45)%**
   Net investment loss (excluding waivers)               (1.47)%**       (1.77)%         (2.45)%**
   Net investment loss (including
      extraordinary expenses)                            (1.96)%**         --              --
   Portfolio turnover rate                              137.08%***      107.13%         112.00%

----------
* Commencement of operations was November 16, 1998 for Class A shares, October 6, 1999 for Class B shares and July 20, 2000 for Class C shares.

**   Annualized

***  Not Annualized

(a) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record on October 29, 1999, payable November 1, 1999.

(b)  Less than $0.01 per share.

                        Monument Digital Technology Fund

                                                                           Class B                            Class C
                                                           ----------------------------------------  ------------------------
                                                                                                     Six months
                                                            Six months                    Period       ended
                                                           ended April    Year ended       ended      April 30,   Period ended
                                                             30, 2001     October 31,   October 31,     2001       October 31,
                                                           (unaudited)       2000          1999*     (unaudited)      2000*
                                                           -----------    -----------   -----------  -----------  -----------
Per Share Operating Performance
   Net asset value, beginning of period                      $ 9.87         $9.98(a)      $27.09      $ 9.95        $13.32
   Income from investment operations - Net investment loss    (0.06)        (0.30)         (0.06)      (0.05)        (0.08)
   Net realized and unrealized gain (loss) on investments     (4.11)         0.19           2.92       (4.14)        (3.29)
   Total from investment operations                           (4.17)        (0.11)          2.86       (4.19)        (3.37)
   Distributions from net investment income                     --            --              --          --            --
   Distributions from realized gains on investments             --            --(b)           --          --            --
   Total distributions                                          --            --              --          --            --
   Net Asset Value, end of period                            $ 5.70         $9.87         $29.95      $ 5.76         $9.95
   Total Return (excludes sales charge)                      (42.25)%***    (1.08)%        10.55%***  (42.11)%***   (25.30)%***
   Ratios/Supplemental Data
   Net assets, end of period (000's)                        $ 8,219       $17,399         $1,552      $   62           $93
Ratio to average net assets
   Expenses (including waivers)                                3.51%**       2.84%          2.40%**     3.54%**       2.99%**
   Expenses (excluding waivers)                                3.86%**       3.22%          2.40%**     3.89%**       3.46%**
   Expenses (including extraordinary expenses)                 4.43%**                                  3.92%**       3.98%**
   Expenses including soft dollars                             4.58%**       3.29%          2.40%**     4.06%**       4.24%**
   Net investment loss (including waivers)                    (1.63)%**     (2.21)%        (3.23)%**   (1.61)%**     (2.46)%**
   Net investment loss (excluding waivers)                    (1.97)%**     (2.48)%        (3.23)%**   (1.96)%**     (2.94)%**
   Net investment loss (including
      extraordinary expenses)                                 (2.55)%**     (2.59)%           --       (1.98)%**     (3.44)%**
   Portfolio turnover rate                                   137.08%***    107.13%        112.00%     137.08%***    107.13%

----------
* Commencement of operations was November 16, 1998 for Class A shares, October 6, 1999 for Class B shares and July 20, 2000 for Class C shares.

**   Annualized

***  Not Annualized

(a) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record on October 29, 1999, payable November 1, 1999.

(b)  Less than $0.01 per share.

                         Monument Medical Sciences Fund

                                                                          Class A Shares
                                                         --------------------------------------------------
                                                         Six months
                                                            ended        Year        Year         Period
                                                          April 30,      ended       ended         ended
                                                            2001      October 31,  October 31,  October 31,
                                                         (unaudited)     2000         1999         1998*
                                                         -----------  -----------  -----------  -----------
Per Share Operating Performance
   Net asset value, beginning of period                      $10.40(b)  $16.11       $10.32       $10.00
   Income from investment operations - Net investment         (0.09)     (0.23)       (0.10)        0.04
      income (loss)
   Net realized and unrealized gain (loss) on                 (2.63)     15.75         5.89         0.28
      investments
   Total from investment operations                           (2.72)     15.52         5.79         0.32
   Distributions from net investment income                    --          -- (a)      --            --
   Distributions from realized gains on investments            --        (0.43)        --            --
   Total distributions                                         --        (0.43)        --            --
   Net Asset Value, end of period                            $ 7.68     $31.20       $16.11       $10.32
   Total Return (excludes sales charge)                      (26.15)%**  98.43%       56.11%        3.20%***
Ratios/Supplemental Data
   Net assets, end of period (000's)                    $16,972,742    $26,565       $1,401         $214
Ratio to average net assets
   Expenses (including waivers)                                2.98%**    2.02%        1.87%        0.00%**
   Expenses (excluding waivers)                                3.37%**    2.70%       16.73%       51.07%**
   Expenses (including extraordinary expenses)                 3.58%**    2.85%        --           --
   Expenses including soft dollars                             3.72%**    2.92%       16.81%       51.07%**
   Net investment income (loss) (including waivers)           (1.80)%**  (0.82)%      (1.00)%       0.66%**
   Net investment income (loss) (excluding waivers)           (2.19)%**  (1.48)%       --           --
   Net investment loss (including
      extraordinary expenses)                                 (2.64)%**  (1.63)%       --           --
   Portfolio turnover rate                                    57.39%*** 141.40%       61.00%       82.00%

----------
* Commencement of operations was January 6, 1998 for Class A shares, October 12, 1999 for Class B shares and July 20, 2000 for Class C shares.

**   Annualized

***  Not Annualized

(a)  Less than $0.01 per share

(b) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15,2000.

                         Monument Medical Sciences Fund

                                                        Class B Shares                     Class C Shares
                                            --------------------------------------   -------------------------
                                                                                     Six months
                                             Six months      Year        Period         ended       Period
                                            ended April      ended        ended       April 30,      ended
                                              30, 2001    October 31,  October 31,       2001      October 31,
                                            (unaudited)      2000         1999*      (unaudited)     2000*
                                            -----------   -----------  -----------   -----------   -----------
Per Share Operating Performance
   Net asset value, beginning of period         $10.32(b)   $16.11       $16.95       $10.37(b)     $30.05
   Income from investment operations -           (0.12)      (0.40)       (0.01)       (0.10)        (0.23)
      Net investment income (loss)
   Net realized and unrealized gain              (2.60)      15.67        (0.83)       (2.62)         1.29
      (loss) on investments
   Total from investment operations              (2.72)      15.27        (0.84)       (2.72)         1.06
   Distributions from net investment               --          -- (a)      --            --            --
      income
   Distributions from realized gains on            --        (0.43)        --            --            --
      investments
   Total distributions                             --        (0.43)        --            --            --
   Net Asset Value, end of period               $ 7.60      $30.95       $16.11       $ 7.65        $31.11
   Total Return (excludes sales charge)         (23.19)%***  96.85%       (4.98)%***  (26.23)%***     3.53%***
Ratios/Supplemental Data
   Net assets, end of period (000's)        $1,411,419     $16,568          $25          $83           $47
Ratio to average net assets
   Expenses (including waivers)                   3.52%**     2.61%        2.40%**      3.62%**       3.00%**
   Expenses (excluding waivers)                   3.89%**     3.42%       17.43%**      3.98%**       3.32%**
   Expenses (including extraordinary
      expenses)                                   4.18%**      --          --           3.99%**       3.82%**
   Expenses including soft dollars                4.33%**     3.50%       17.43%**      4.14%**       4.07%**
   Net investment income (loss)
      (including waivers)                        (2.32)%**   (1.39)%      (1.51)%**    (2.32)%**     (2.16)%**
   Net investment income (loss)
      (excluding waivers)                        (2.70)%**   (2.04)%       --          (2.68)%**     (2.49)%**
   Net investment loss (including
      extraordinary expenses)                    (2.99)%**   (2.20)%       --          (2.69)%**     (2.98)%**
   Portfolio turnover rate                       57.39%***  141.40%       61.00%       57.39%***    141.40%

----------
* Commencement of operations was January 6, 1998 for Class A shares, October 12, 1999 for Class B shares and July 20, 2000 for Class C shares.

**   Annualized

***  Not Annualized

(a)  Less than $0.01 per share

(b) Net asset values, beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15,2000.

                        Monument Telecommunications Fund

                                                                    Class A Shares
                                                  --------------------------------------------------
                                                  Six months
                                                     ended        Year         Year        Period
                                                   April 30,     ended        ended         ended
                                                     2001      October 31,  October 31,  October 31,
                                                  (unaudited)     2000         1999         1998*
                                                  ----------   -----------  -----------  -----------
Per Share Operating Performance
   Net asset value, beginning of period             $10.60(b)   $19.97       $10.78       $10.00
   Income from investment operations - Net           (0.07)      (0.32)       (0.14)        0.04
      investment income (loss)
   Net realized and unrealized gain (loss) on        (3.43)       2.70         9.33         0.74
   investments
   Total from investment operations                  (3.50)       2.38         9.19         0.78
   Distributions from net investment income             --         --(a)        --           --
   Distributions from realized gains on                 --       (1.15)         --           --
   investments
   Total distributions                                  --       (1.15)         --           --
   Net Asset Value, end of period                    $7.10      $21.20       $19.97       $10.78
   Total Return (excludes sales charge)             (33.02)%***  11.31%       85.24%        7.80%***
Ratios/Supplemental Data
   Net assets, end of period (000's)               $ 6,339     $11,775         $593         $181
Ratio to average net assets
   Expenses (including waivers)                       3.07%**     2.02%        1.84%        0.00%**
   Expenses (excluding waivers)                       4.09%**     2.70%       37.06%       58.25%**
   Expenses (including extraordinary
      expenses)                                       4.52%**     2.84%         --           --
   Expenses including soft dollars                    4.67%**     2.92%       37.15%       58.25%**
   Net investment income (loss) (including           (1.63)%**   (1.17)%      (1.40)%       0.70%**
   waivers)
   Net investment income (loss) (excluding           (2.65)%**   (1.85)%        --           --
      waivers)
   Net investment loss (including
      extraordinary expenses)                        (3.08)%**   (1.98)%        --           --
   Portfolio turnover rate                           72.17%***   60.82%      250.00%       88.00%***

----------
* Commencement of operations was January 6, 1998 for Class A shares, October 12, 1999 for Class B shares and July 24, 2000 for Class C shares.

**   Annualized

***  Not Annualized

(a)  Less than $0.01 per share

(b) Net asset values, beginning of period, have been restated to reflect a two for one stock split to shareholders of record December 14, 2000, payable December 15,2000.

                        Monument Telecommunications Fund

                                                              Class B Shares                    Class C Shares
                                                  -------------------------------------   -------------------------
                                                  Six months
                                                     ended        Year        Period      Six months      Period
                                                   April 30,      ended       ended       ended April      ended
                                                     2001      October 31,  October 31,    30, 2001     October 31,
                                                  (unaudited)     2000         1999*      (unaudited)      2000*
                                                  -----------  -----------  -----------   -----------   -----------
Per Share Operating Performance
   Net asset value, beginning of period            $10.52(b)     $19.97       $17.65        $10.56(b)     $29.54
   Income from investment operations - Net          (0.09)        (0.49)       (0.02)        (0.09)        (0.15)
      investment income (loss)
   Net realized and unrealized gain (loss) on       (3.41)         2.71         2.34         (3.40)        (8.28)
   investments
   Total from investment operations                 (3.50)         2.22         2.32         (3.49)        (8.43)
   Distributions from net investment income            --           --(a)        --             --           --
   Distributions from realized gains on                --         (1.15)         --             --           --
   investments
   Total distributions                                 --         (1.15)         --             --           --
   Net Asset Value, end of period                  $ 7.02        $21.04       $19.97        $ 7.07        $21.11
   Total Return (excludes sales charge)            (33.27)%***    10.48%       13.17%***    (33.02)%***   (28.54)%***
Ratios/Supplemental Data
   Net assets, end of period (000's)               $3,927        $6,884          $65           $77           $95
Ratio to average net assets
   Expenses (including waivers)                      3.62%**       2.61%        2.40%**       3.69%**       2.98%**
   Expenses (excluding waivers)                      4.61%**       3.63%       37.15%**       4.69%**       3.76%**
   Expenses (including extraordinary
      expenses)                                      5.03%**       3.77%          --          4.71%**       4.49%**
   Expenses including soft dollars                   4.97%**       3.84%       37.15%**       4.86%**       4.76%**
   Net investment income (loss) (including          (2.16)%**     (1.68)%      (1.95)%**     (2.18)%**     (2.23)%**
   waivers)
   Net investment income (loss) (excluding          (3.16)%**     (2.69)%         --         (3.19)%**     (3.02)%**
   waivers)
   Net investment loss (including
      extraordinary expenses)                       (3.58)%**     (2.83)%         --         (3.21)%**     (3.74)%**
   Portfolio turnover rate                          72.17%***     60.82%      250.00%***     72.17%***     60.82%

----------
* Commencement of operations was January 6, 1998 for Class A shares, October 12, 1999 for Class B shares and July 24, 2000 for Class C shares.

**   Annualized

***  Not Annualized

(a)  Less than $0.01 per share

(b) Net asset values, beginning of period, have been restated to reflect a two for one stock split to shareholders of record December 14, 2000, payable December 15,2000.

                             Orbitex Info-Tech Fund

                                                    Class A Shares                              Class B Shares
                                     ---------------------------------------------    ---------------------------------
                                      Year         Year       Year        Period        Year       Year       Period
                                      ended        ended      ended        ended       ended       ended       ended
                                     April 30,   April 30,   April 30,   April 30,    April 30,   April 30,   April 30,
                                       2001       2000(d)      1999       1998(a)       2001       2000(d)     1999(b)
                                     ---------   ---------   ---------   ---------    ---------   ---------   ---------
Net asset value, beginning of
period.............................    $58.99     $30.62      $19.62       $15.00        $58.35     $30.48      $18.23
Income (loss) from investment
operations:
Net investment income (loss).......     (0.58)     (0.77)      (0.08)        0.00         (0.93)     (1.10)      (0.08)
Net realized and unrealized gain
(loss) on investments..............    (26.29)     32.60       11.26         4.62        (25.70)     32.43       12.51
Total income (loss) from
investment operations..............    (26.87)     31.83       11.18         4.62        (26.63)     31.33       12.43
Less distributions from net
investment income..................       --         --          --           --            --         --          --
Less distributions from net
realized gains.....................    (15.91)     (3.46)      (0.18)         --         (15.91)     (3.46)      (0.18)
Total distributions from net
investment income and net realized
gains..............................    (15.91)     (3.46)      (0.18)         --         (15.91)     (3.46)      (0.18)
Net asset value, end of period.....    $16.21     $58.99      $30.62       $19.62        $15.81     $58.35      $30.48
Total Return(e)....................    -57.91%    106.44%      57.42%       30.80%       -58.17%    105.25%      68.67%
Ratios and supplemental data:
Net assets, end of period (in
000's).............................  $ 51,444   $182,182     $34,335       $2,440       $66,333   $185,508     $18,904
Ratio of expenses to average net
assets(f)..........................      2.00%      2.00%       2.07%        2.88%         2.60%      2.60%       2.41%
Ratio of total expenses to average
net assets before waivers and
reimbursements(f)..................      2.14%      2.29%       4.04%       39.06%         2.75%      2.80%       4.41%
Ratio of net investment income
(loss) to average net assets(f)....     (1.54)%    (1.55)%     (0.70)%      (1.27)%       (2.13)%    (2.15)%     (1.40)%
Portfolio turnover rate............        --%       222%        360%          76%           --%       222%        360%


                                            Class C Shares
                                       ----------------------
                                        Year        Period
                                        ended        ended
                                       April 30,    April 30,
                                         2001      2000(c)(d)
                                       ---------   ----------
Net asset value, beginning of
period.............................       $58.38     $53.75
Income (loss) from investment
operations:
Net investment income (loss).......        (0.66)     (0.42)
Net realized and unrealized gain
(loss) on investments..............       (25.94)      5.05
Total income (loss) from
investment operations..............       (26.60)      4.63
Less distributions from net
investment income..................          --         --
Less distributions from net
realized gains.....................       (15.91)       --
Total distributions from net
investment income and net realized
gains..............................       (15.91)       --
Net asset value, end of period.....       $15.87     $58.38
Total Return(e)....................       -58.09%      8.61%
Ratios and supplemental data:
Net assets, end of period (in
000's).............................      $10,296    $24,568
Ratio of expenses to average net
assets(f)..........................         2.60%      2.60%
Ratio of total expenses to average
net assets before waivers and
reimbursements(f)..................         2.76%      2.93%
Ratio of net investment income
(loss) to average net assets(f)....        (2.13)%    (2.20)%
Portfolio turnover rate............           --%       222%

----------
(a)  The commencement of investment operations was October 22, 1997.

(b)  The commencement of investment operations was September 16, 1998.

(c)  The commencement of investment operations was January 14, 2000.

(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(e) Total returns are historical and assume changes in the share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(f)  Annualized for periods less than one year.

     Performance. The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in the Fund's performance for each full year since inception. The table shows the average annual total returns of each Fund for the periods shown. Past performance is not indicative of future performance. The Emerging Technology Fund has not commenced operations and the Healthcare Fund will be organized for the purpose of continuing the investment operations of the Medical Sciences Fund; accordingly, neither of these Orbitex Funds has any assets or prior history of investment operations.


 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                 Monument Digital Technology Fund Class A Shares

               1999 .....................................  41.85%
               2000 ..................................... -56.88%

     During the period shown in the bar chart the highest return for a calendar quarter was 91.86% (quarter ended 3/31/99) and the lowest return for a calendar quarter was -38.76% (quarter ended 12/31/00).


                          Average Annual Total Returns
                     for the period ended December 31, 2000


                                                      1 Year   Since inception
                                                      ------        -----
Monument Digital Technology Fund Class A ..........  -56.88%       41.85%*
                                 Class B ..........  -57.15%      -22.02%*
                                 Class C ..........     N/A       -47.29%*
Nasdaq-100 Index ..................................  -36.43%       24.33%
Interactive Week Internet Index ...................  -50.78%       35.75%

------------------
* Inception date was November 16, 1998 for Class A, October 6, 1999 for Class B and July 20, 2000 for Class C.

     The Nasdaq-100 Index(R) represents the largest and most active non-financial domestic and international issues listed on The Nasdaq Stock Market(R) based on market capitalization. The companies included in the index reflect the Nasdaq stock market's largest companies across major industry groups, which include computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. The index was established in January 1985, and as of December 21, 1998 the Nasdaq-100 Index was re-balanced to a modified market capitalization weighted index. Weightings are adjusted as needed on a quarterly basis. Numbers shown reflect the reinvestment of dividends.

     The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The index was developed with a base value of 66.66 as of August 15, 1995. Effective on March 22, 1999, there was a 3-1 split of the index.


 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                            Monument Medical Sciences
                              Fund Class A Shares

               1999 .....................................  42.83%
               2000 .....................................  34.15%

     During the period shown in the bar chart the highest return for a calendar quarter was 36.53% (quarter ended 12/31/99) and the lowest return for a calendar quarter was -14.16% (quarter ended 9/30/98).

                          Average Annual Total Returns
                    (for the period ended December 31, 2000)

                                                      1 Year   Since inception
                                                      ------   ---------------
Monument Medical Sciences Fund Class A ............   34.15%       42.83%*
                               Class B ............   33.40%       70.47%*
                               Class C ............     N/A        -6.59%*
S&P 500 Index .....................................  -10.19%       11.03%
Russell 2000 Index ................................   -2.63%        3.76%

----------
* Inception date was January 6, 1998 for Class A, October 12, 1999 for Class B and July 20, 2000 for Class C.

     The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.


 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                           Monument Telecommunications
                               Fund Class A Shares

               1999 .....................................  19.07%
               2000 ..................................... -36.64%

     During the period shown in the bar chart the highest return for a calendar quarter was 64.98% (quarter ended 12/31/99) and the lowest return for a calendar quarter was -33.66% (quarter ended 12/31/00).


                          Average Annual Total Returns
                    (for the period ended December 31, 2000)

                                                      1 Year   Since inception
                                                      ------   ---------------
Monument Telecommunications Fund Class A ..........  -36.64%       19.07%*
                                 Class B ..........  -36.99%       -5.18%*
                                 Class C ..........     N/A       -46.31%*
S&P 500 Index .....................................  -10.17%       11.03%
NASDAQ Telecommunications Index ...................  -54.46%       14.80%

----------
* Inception date was January 6, 1998 for Class A, October 12, 1999 for Class B and July 24, 2000 for Class C.

     The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     The NASDAQ Telecommunications Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the telecommunications sector. The index was developed with a base value of 100 as of February 5, 1971.


 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                       ORBITEX INFO-TECH & COMMUNICATIONS
                             FUND -- Class A Shares

                  Total Return for the year ended December 31

               1998 .....................................  43.43%
               1999 ..................................... 167.86%
               2000 ..................................... -40.13%

     The year-to-date return of Class A Shares for the period ended June 30, 2001 was ____%. During the period shown in the bar chart, the highest return for a quarter was 62.60% (quarter ended 12/31/99) and the lowest return for a quarter was (44.32)% (quarter ended 12/31/00).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the period ended December 31, 2000)

                                                      1 Year   Since inception
                                                      ------   ---------------
Orbitex Info Tech & Communications Fund Class A ....  -40.13%       29.67%*
                                        Class B ....  -40.01%       33.35%
                                        Class C ....     N/A       -38.55%
S&P 500(R) Index** .................................   -9.10%       11.68%+
The Lipper Science and Technology Funds Index*** ...  -30.72%       23.94%++

* The Fund's Class A, Class B and Class C Shares commenced operations on October 22, 1997, September 16, 1998 and January 14, 2000, respectively.

** The S&P 500(R) Index, an unmanaged index, is a registered trademark of McGraw-Hill Co., Inc. The Orbitex Group of Funds is neither affiliated with, nor endorsed by, McGraw-Hill Co., Inc. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect and fees or expenses.

*** The Lipper Science and Technology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper, Inc.

+    From October 22, 1997.

++   From October 23, 1997.


Information About Monument

     Information about the Monument Funds' investment objectives and policies is incorporated by reference to the Monument Prospectus and is available upon request from Monument without charge.

Management of Monument

     Trustees. The Board of Trustees of Monument consists of seven individuals, six of whom are not "interested persons" as defined in the Investment Company Act. The Trustees are responsible for the overall supervision of the operation of Monument and perform the various duties imposed on the directors/trustees of investment companies by the Investment Company Act.

     Information about the Trustees and Officers of Monument, including their ages and their principal occupations for at least the last five years, is set forth below. Members of the Board of Trustees who are considered "interested persons" of Monument under the Investment Company Act are indicated by an asterisk.

 NAME, AGE AND                    POSITION HELD                       PRINCIPAL OCCUPATION
BUSINESS ADDRESS                  WITH MONUMENT                    DURING THE PAST FIVE YEARS
----------------                  -------------                    --------------------------
*David A. Kugler (41)             Trustee, President and         President and Director, The Monument Group, Inc.
7201 Wisconsin  Ave. Suite 650    Treasurer                      (a holding company); Monument Funds Group, Inc. (a
Bethesda, MD  20814                                              mutual funds development company); Monument
                                                                 Advisors; Monument Distributors; Monument
                                                                 Shareholder Services (1997-present); Account Vice
                                                                 President, Paine Webber, Inc. (1994-1997);
                                                                 Financial Consultant, Merrill Lynch & Co.
                                                                 (1990-1994).

G. Frederic White II (47)         Trustee, Secretary             Business Manager, Trinity Episcopal Parish
3107 Albemarle Road                                              (1997-present); Management Consultant, Small
Wilmington, DE  19808                                            Business Management (1985-1996).

Francine F. Carb (42)             Trustee                        President, Markitects, Inc. (marketing consulting)
421 Woodland Circle                                              (1994- present); Francine Carb & Associates
Radnor, PA  19087                                                (marketing consulting), (1992-1994).

Victor Dates (63)                 Trustee                        Adjunct Professor, Coppin State College
2107 Carter Dale Road                                            (1998-present); Assistant Professor, Howard
Baltimore, MD  21209                                             University (1988-1998).

George DeBakey (51)               Trustee                        Director, Business Development, Technolognet.com
19 Blue Hosta Way                                                (2000-present); Director of International
Rockville, MD  20850                                             Operations, ESI International, Inc. (1998-1999);
                                                                 Instructor, American University (1992-1998).

David Gregg III (68)              Trustee                        Chairman, Gator Broadcasting Corp. (1986-present);
2200 Clarendon Blvd.                                             Managing Director, Pierce Financial Corp.
Suite 1410                                                       (1984-present).
Arlington, VA  22201

Rhonda Wiles                      Trustee                        President, Wall Street Institute, Inc.
Roberson, Esq. (48)                                              (2000-present); Director of Development, Futures
2001 Pennsylvania                                                Industry Institute (1999- present); Senior Vice
Ave., N.W., Suite 600                                            President, Institutional Funding and Development,
Washington, D.C.  20006                                          Hispanic Radio Network, Inc. (1998-1999);
                                                                 Principal, RWR Consults (Business Advisors)
                                                                 (1995-present); Counsel, NAPWA Services
                                                                 (pharmaceutical company) 1995; Associate General
                                                                 Counsel, Calvert Group, Ltd. (mutual fund sponsor)
                                                                 (1990-1993).

 NAME, AGE AND                    POSITION HELD                       PRINCIPAL OCCUPATION
BUSINESS ADDRESS                  WITH MONUMENT                    DURING THE PAST FIVE YEARS
----------------                  -------------                    --------------------------
Peter L. Smith (69)               Vice President and             Senior Vice President and Secretary, The Monument
7201 Wisconsin Ave.               Assistant Secretary            Group, Inc.; Monument Funds Group, Inc.; Monument
Suite 650                                                        Advisors; Monument Distributors; Monument
Bethesda, MD  20814                                              Shareholder Services (1998-present); Special
                                                                 Investigator (Senior Examiner), National
                                                                 Association of Securities Dealers Regulation,
                                                                 Inc., District 10 (New York City) (1997-1998);
                                                                 Senior Staff Accountant, Office of Compliance and
                                                                 Examinations, U.S. Securities and Exchange
                                                                 Commission, Washington, D.C. (1974-1997).

Information About Orbitex

     Orbitex's Prospectus and Annual Report have been delivered with this Proxy Statement and Prospectus and are incorporated herein by reference. Information about the Info-Tech Fund's and the Emerging Technology Fund's investment objectives and policies can be found under the headings "Fund Details--Orbitex Info-Tech & Communications Fund" and "Fund Details--Orbitex Emerging Technology Fund" in the Orbitex Prospectus. For information regarding Management's Discussion of Fund Performance of the Info-Tech Fund, please see Orbitex's Annual Report that accompanies this Proxy Statement and Prospectus.

Management of Orbitex

     Trustees. The Board of Trustees of Orbitex consists of four individuals, three of whom are not "interested persons" as defined in the Investment Company Act. The Trustees are responsible for the overall supervision of the operation of Orbitex and perform the various duties imposed on the directors/trustees of investment companies by the Investment Company Act.

     Information about the Trustees and Officers of Orbitex, including their ages and their principal occupations for at least the last five years, is set forth below. Members of the Board of Trustees who are considered "interested persons" of Orbitex under the Investment Company Act are indicated by an asterisk.

 NAME, AGE AND                    POSITION HELD                       PRINCIPAL OCCUPATION
BUSINESS ADDRESS                  WITH ORBITEX                     DURING THE PAST FIVE YEARS
----------------                  -------------                    --------------------------
Ronald S. Altbach (54)            Trustee                     Chairman, Paul Sebastian, Inc. (1994-present) (Perfume
1540 West Park Avenue                                         distributor); President, Olcott Corporation
Ocean, New Jersey  07712                                      (1992-1994) (Perfume distributor).

*Richard E. Stierwalt (46)        President, Chairman         Co-Chairman, Cheif Executive Officer and Director, Orbitex
410 Park Avenue                   and Trustee                 Financial Services Group, Inc. (2000-present); President,
New York, New York  10022                                     Chief Executive Officer and Director, Orbitex Management
                                                              (1998-2000) (investment management); Consultant, BISYS
                                                              Management, Inc. (1996-1998) (mutual fund distributor); Chairman of the Board and Chief Executive Officer, Concord Financial
                                                              Group (1987-1996) (administrator and distributor of mutual funds).

 NAME, AGE AND                    POSITION HELD                    PRINCIPAL OCCUPATION
BUSINESS ADDRESS                  WITH ORBITEX                  DURING THE PAST FIVE YEARS
----------------                  -------------                 --------------------------
Stephen H. Hamrick (48)           Trustee                  Carey Financial Corporation (1995-present)
Carey Financial Corp.                                      (broker-dealer); Chief Executive Officer, Wall Street
50 Rockefeller Plaza                                       Investors Services (1994 -1995) (retail brokerage
New York, New York  10020                                  firm); Senior Vice President, PaineWebber Inc.
                                                           (1993-1994) (investment services).

Leigh Wilson (51)                 Trustee                  Chairman and CEO, New Century Care, Inc.
53 Sylvan Road North                                       (1989-present) (merchant bank); Principal, New Century
Westport, Connecticut  06880                               Living, Inc. (1995 - present); Director, Chimney Rock
                                                           Vineyard and Chimney Rock Winery; President and
                                                           Director, Key Mutual Funds (1989-present).

Neil Feinberg (38)                President and            President and Chief Investment Officer, Orbitex
410 Park Avenue                   Chief Investment         Management (2000-present); General Partner, Nebo
New York, New York  10022         Officer                  Management (1999-present) (investment adviser);
                                                           Director and Senior Portfolio Manager, Mackay-Shields
                                                           Financial Corp. (1992-1999) (investment adviser).

Keith Kemp (40)                   Vice President and       Senior Vice President, American Data Services, Inc.
410 Park Avenue                   Assistant Treasurer      (2000-present) (mutual fund administrator) Chief
New York, New York  10022                                  Operations Officer, Orbitex Management  (1999-2000);
                                                           Vice President, Fund Accounting and Administration,
                                                           Bank of New York (1998-1999); Senior Manager, Forum
                                                           Financial Group (1996-1998) (mutual fund administrator).

M. Fyzul Khan (30)                Vice President and       Legal Counsel, Orbitex Management (1998-present);
410 Park Avenue                   Secretary                Attorney, CIBC Oppenheimer (1997-1998).
New York, New York  10022

Kevin Meehan (38)                 Vice President and       Chief Operations Officer, Orbitex Financial Services Group,
410 Park Avenue                   Assistant Secretary      Inc. (1998-present); Manager, Investor Services
New York, New York  10022                                  Consulting, KPMG (1995-1998).

Vali Nasr (46)                    Vice President and       Chief Financial Officer, Orbitex Management (1999-
410 Park Avenue                   Treasurer                present); Chief Financial Officer and Operating
New York, New York  10022                                  Officer, Investment Advisory Network (1998-1999)
                                                           (software developer); Chief Financial Officer and
                                                           Chief Operations Officer, PMC International, Inc.
                                                           (1992-1998) (investment advisor, broker-dealer, and
                                                           software developer).

 NAME, AGE AND                    POSITION HELD                    PRINCIPAL OCCUPATION
BUSINESS ADDRESS                  WITH ORBITEX                  DURING THE PAST FIVE YEARS
----------------                  -------------                 --------------------------
Catherine McCabe (34)             Assistant Vice            Compliance Officer, Orbitex Management (2000-present);
410 Park Avenue                   President and             Compliance Analyst, Mutual of America (1996 to 2000)
New York, New York  10022         Assistant Secretary       (life insurance company).

Michael Wagner (49)               Assistant Treasurer       Senior Vice President, ADS (1987-present) (mutual fund
150 Motor Parkway                                           administrator).
Hauppauge, New York  11788

Robert A. Youree (34)             Vice President and        Chief Operations Officer, Orbitex Management
410 Park Avenue                   Chief Operations          (2000-present); Chief Financial Officer, Whitehorse
New York, New York  10022         Officer                   Partners (1999-2000) (investment adviser); Registered
                                                            Representative, Nations Financial Group, Inc. (1998-2000)
                                                            (broker-dealer, investment adviser); Director of Research,
                                                            Fairfax Capital Management (1996-2000) (investment
                                                            management consulting); Registered Representative, Aegon
                                                            Securities (1996-1998) (broker-dealer).


                               THE REORGANIZATIONS

General

     Under the Agreement and Plan (attached hereto as Exhibit A), each Orbitex Fund will acquire substantially all of the assets and will assume substantially all of the liabilities of the corresponding Monument Fund, in exchange solely for an equal aggregate value of Corresponding Shares to be issued by the Orbitex Fund. Upon receipt by each Monument Fund of such shares, the Monument Fund will distribute such shares to its shareholders as described below in liquidation of each Monument Fund.

     Generally, the assets transferred by each Monument Fund to each corresponding Orbitex Fund will equal all investments of such Monument Fund held in its portfolio as of the Valuation Time (as defined in the Agreement and Plan) and all other assets of such Monument Fund as of such time.

     Each Monument Fund will distribute the Class A, Class B and Class C shares of the corresponding Orbitex Fund received by it pro rata to its Class A, Class B and Class C shareholders, respectively, in exchange for such shareholders' proportional interests in the Orbitex Fund. The Class A, Class B and Class C shares of the Orbitex Fund received by the Class A, Class B and Class C shareholders, respectively, of each Monument Fund will have the same aggregate net asset value as each such shareholder's interest in the Monument Fund as of the Valuation Time. (See "Terms of the Agreement and Plan--Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.) The distribution will be accomplished by opening new accounts on the books of the Orbitex Fund in the names of all shareholders of the corresponding Orbitex Fund, including shareholders holding Monument Fund shares in certificate form, and transferring to each shareholder's account the Corresponding Shares of the corresponding Orbitex Fund representing such shareholder's interest previously credited to the account of the Monument Fund. Shareholders holding shares of a Monument Fund in certificate form will not receive certificates representing the Corresponding Shares of the corresponding Orbitex Fund credited to their account in respect of such Monument Fund shares by sending the certificates to the Transfer Agent accompanied by a written request for such exchange.

     Since the Corresponding Shares of each Orbitex Fund will be issued at net asset value and the shares of each Monument Fund will be valued at net asset value for the purposes of the exchange by the shareholders of each Monument Fund of their shares for the Corresponding Shares of the corresponding Orbitex Fund, the Monument Fund shareholders will not be diluted as a result of the Reorganizations. However, as a result of the Reorganizations, a Monument Telecommunications Fund shareholder or an Orbitex Info-Tech & Communications Fund shareholder would hold a smaller percentage of ownership in the relevant Combined Fund than he or she did in the Monument Fund or the Orbitex Fund prior to the Reorganization.

Procedure

     On April 5, 2001, the Board of Trustees of Monument, including a majority of the Trustees who were not "interested persons," as defined by the Investment Company Act, of Monument approved the Agreement and Plan and the submission of the Agreement and Plan to the shareholders of each Monument Fund for approval. On June [20], 2001, the Board of Trustees of Orbitex, including all of the Trustees who were not "interested persons," as defined by the Investment Company Act, of Orbitex approved the Agreement and Plan.

     The Board of Trustees of Monument determined that it would be desirable for the Board to have an opportunity to be able to review for a period of time the sub-advisory services being provided by Orbitex Management to the Monument Funds (assuming shareholders of each Monument Fund approve Proposal 2). Likewise, the Board of Trustees of Orbitex determined that it would be desirable for the Board to have an opportunity to be able to analyze for a period of time whether shareholders of each Monument Fund were satisfied with the sub-advisory services being provided by Orbitex Management to the Monument Funds. Thus, if the shareholders of the Monument Funds approve the Reorganizations at the Meetings, and certain conditions are either met or waived (including the condition that the Board of Trustees of Monument and the Board of Trustees of Orbitex continue to believe that the Reorganizations are in the best interests of the shareholders of the Monument Funds and the Orbitex Funds, respectively), it is presently anticipated that the Reorganizations will take place on or about April 30, 2002.

Terms of the Agreement and Plan

     The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan attached hereto as Exhibit I.

     Valuation of Assets and Liabilities. The assets of the Monument Funds and the Orbitex Funds will be valued on the business day prior to the Exchange Date (as defined in the Agreement and Plan) and will be valued according to the procedures set forth under "Your Account -- Purchasing Shares" and "Your Account -- Redeeming Shares" in the Orbitex Prospectus.

     Distribution of Shares of the Orbitex Funds. As soon as practicable after the Exchange Date, each Monument Fund will liquidate and distribute the Class A, Class B and Class C shares of the corresponding Orbitex Fund received by it pro rata to its Class A, Class B and Class C shareholders, respectively, in exchange for such shareholders' proportional interests in each Monument Fund. The Class A, Class B and Class C shares of each Orbitex Fund received by Class A, Class B and Class C shareholders, respectively, of the corresponding Monument Fund will have the same aggregate net asset value as such shareholders' interest in the Monument Fund held on the Exchange Date. (See "Valuation of Assets" above for information about the calculation of net asset value.) Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of each Orbitex

Fund in the names of the shareholders of the corresponding Monument Fund and transferring to those shareholders' accounts the Corresponding Shares representing such shareholders' interest previously credited to the account of the Monument Fund.

     No sales charge or fee of any kind will be charged to the shareholders of the Monument Funds in connection with their receipt of the Corresponding Shares of the Orbitex Funds in the Reorganizations.

     Expenses. The expenses of the Reorganizations, other than the costs of printing and mailing this Proxy Statement and Prospectus and soliciting proxies (collectively, "Proxy Solicitation Costs"), are expected to be approximately $______ and will be borne pro rata by the Orbitex Funds. Proxy Solicitation Costs are estimated to be approximately $_________ and will be borne equally by Monument Advisers and Orbitex Management.

     Required Approvals. As previously stated, consummation of the Reorganizations is conditioned upon the receipt of an opinion of counsel as to tax matters. In addition, approval of the Agreement and Plan requires the affirmative vote of shareholders representing a majority of the outstanding shares of each Monument Fund entitled to be cast thereon.

     Termination of the Monument Funds. Following the transfer of the assets and liabilities of each Monument Fund to the corresponding Orbitex Fund and the distribution of the Corresponding Shares of each Orbitex Fund to the shareholders of the corresponding Monument Fund, Monument will take action to terminate each Monument Fund as a series of Monument under Delaware law.

     Amendments and Conditions. The Agreement and Plan may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of Monument, on behalf of each Monument Fund, and Orbitex, on behalf of each Orbitex Fund, pursuant to the Agreement and Plan are subject to various conditions, including this registration statement on Form N-14 being declared effective by the Commission, approval of the Reorganizations by the shareholders of each Monument Fund, an opinion of counsel being received as to tax matters, opinions of counsel being received as to certain securities law matters, and the continuing accuracy of various representations and warranties of the Monument Funds and the Orbitex Funds being confirmed by the respective parties.

     Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and the Reorganizations abandoned at any time (whether before or after adoption thereof by the shareholders of the Monument Funds) prior to the Exchange Date, or the Exchange Date may be postponed by the Board of Trustees of Monument or the Board of Trustees of Orbitex, respectively, if any condition to Monument's obligations (whether contractual or regulatory), on behalf of any Monument Fund, or to Orbitex's obligations (whether contractual or regulatory), on behalf of any Orbitex Fund, has not been fulfilled or waived by such Board.

Potential Benefits to Shareholders as a Result of the Reorganizations

     Each proposed Reorganization will consolidate two similar funds and provide a larger asset base. Monument Advisors and Orbitex Management believe that the Reorganizations will benefit both Monument Fund shareholders and Orbitex Fund shareholders. Following the Reorganizations, Monument Fund shareholders and Orbitex Fund shareholders will remain invested in an open-end fund with few changes to its investment objectives and risks of investment.

     In addition, with respect to the Reorganization of the Telecommunications Fund into the Info-Tech Fund, Monument Advisors and Orbitex Management believe that Telecommunications Fund shareholders and Info-Tech Fund shareholders are likely to experience lower expenses per share and economies of scale as a result of the Reorganization. Monument Advisors and Orbitex Management believe that the Reorganization of the Telecommunications Fund into the Info-Tech Fund will benefit each of these Funds primarily because certain fixed costs, such as the costs of printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, resulting possibly in a lower overall expense ratio for the relevant Combined Fund. With respect to the other Reorganizations, Monument Advisers and Orbitex Management believe that shareholders of the Digital Technology Fund and Medical Sciences Fund are likely to benefit from reduced overall operating expenses as a result of becoming shareholders of Orbitex, a fund group with approximately $553 million in assets under management as of May 29, 2001.

     The tables below set forth the net assets of (i) each Monument Fund as of its last two fiscal year ends and as of April 30, 2001 and (ii) each Orbitex Fund as of its last three fiscal year ends.

                       Net Assets for the Dates Indicated

                                           As of              As of              As of
Name of Monument Fund                  April 30, 2001    October 31, 2000   October 31, 1999
---------------------                  --------------    ----------------   ----------------
Digital Technology Fund                  $45,103,705        $96,172,639        $65,297,188
Medical Sciences Fund                    $27,786,368        $43,179,819        $ 1,425,533
Telecommunications Fund                  $10,343,261        $18,753,772        $   658,205

                       Net Assets for the Dates Indicated

                                           As of              As of              As of
Name of Orbitex Fund                   April 30, 2001     April 30, 2000     April 30, 1999
--------------------                   --------------     --------------     --------------
Emerging Technology Fund*                   N/A                 N/A                N/A
Healthcare Fund*                            N/A                 N/A                N/A
Info-Tech Fund                          $128,073,167       $392,257,101        $53,239,138

----------
* The Emerging Technology Fund has not yet commenced operations and the Healthcare Fund will be organized for the purpose of continuing the investment operations of the Medical Sciences Fund; accordingly, neither of these Orbitex Funds has any assets or prior history of investment operations.

     Based on the foregoing, the Board of Trustees of Monument concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In approving the Reorganizations, the Board of Trustees of Monument determined that the interests of existing shareholders of the Monument Funds would not be diluted as a result of the Reorganizations.

Tax Consequences of the Reorganizations

     General. The Reorganizations have been structured with the intention that they qualify for Federal income tax purposes as tax-free reorganizations under
Section  368(a)(1)(C)  (in  the  case  of the  Reorganization  of  the  Monument
Telecommunications Fund) and Section 368(a)(1)(F) (in the case of the Reorganization of the Monument Digital Technology Fund and the Monument Medical Sciences Fund) of the Internal Revenue Code of 1986, as amended (the "Code"). The Monument Funds and the Orbitex Funds have elected and qualified for the special tax treatment afforded "regulated investment companies" under the Code, and the Orbitex Funds intend to continue to so qualify after the Reorganizations. Monument and Orbitex will receive an opinion of counsel to the effect that for Federal income tax purposes: (i) the transfer of substantially all of the assets of each Monument Fund to the corresponding Orbitex Fund in exchange solely for shares of the Orbitex Fund as provided in the Agreement and Plan will constitute "reorganizations" within the meaning of Section 368(a)(1)(C) of the

Code, and each of the corresponding Monument Funds and Orbitex Funds will be deemed to be a "party" to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to any Monument Fund as a result of the asset transfer solely in exchange for shares of the corresponding Orbitex Fund or on the distribution of the shares of the Orbitex Fund to the shareholders of the Monument Fund under
Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to any Orbitex Fund on the receipt of assets of the corresponding Monument Fund in exchange for Orbitex Fund shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of any Monument Fund on the receipt of shares of the corresponding Orbitex Fund in exchange for their shares of the Monument Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of each Monument Fund in the hands of the corresponding Orbitex Fund will be the same as the tax basis of such assets in the hands of the Monument Fund immediately prior to the consummation of the Reorganizations; (vi) in accordance with Section 358 of the Code, immediately after the Reorganizations, the tax basis of the shares of the Orbitex Fund received by the shareholders of the corresponding Monument Fund in the Reorganizations will be equal to the tax basis of the shares of the Monument Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the shares of each Orbitex Fund will be determined by including the period for which such shareholder held the shares of the Monument Fund exchanged therefor, provided, that such Monument Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, each Orbitex Fund's holding period with respect to the Monument Fund assets transferred will include the period for which such assets were held by the Monument Fund; and (ix) the taxable year of each Monument Fund will end on the effective date of the Reorganizations, and pursuant to Section 381(a) of the Code and regulations thereunder, each Orbitex Fund will succeed to and take into account certain tax attributes of the corresponding Monument Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganizations.

     Status as a Regulated Investment Company. The Monument Funds and the Orbitex Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code and, after the Reorganizations, the Combined Funds intend to continue to operate so as to qualify as regulated investment companies. Following the distribution of the Corresponding Shares of each Orbitex Fund to the shareholders of the corresponding Monument Fund, Monument will terminate each Monument Fund as a series of Monument.

Required Vote

     With respect to each Monument Fund, approval of this proposal requires the affirmative vote of a majority of the Monument Fund's outstanding shares entitled to be cast thereon.

     The Board of Trustees of Monument recommends that shareholders of each Monument Fund approve the Agreement and Plan.

           PROPOSAL TWO -- RATIFY AND APPROVE THE CONTINUATION OF THE
                           SUBADVISORY AGREEMENT

Introduction

     Stock market conditions have made it increasingly difficult for Monument Advisors to continue its operations at levels necessary to support adequately the investment activities of the Monument Funds. Since January 2001, three portfolio managers of Monument Advisors' management team have resigned. On May 11, 2001, Monument Advisors entered into a Purchase Agreement with Orbitex Management, pursuant to which, among other things, Monument Advisors, in consideration of receiving various installment payments from Orbitex Management both before and after the Reorganizations, agreed to recommend that the Board of Trustees of Monument approve, and submit to Monument Fund shareholders for their approval, the Reorganizations. As discussed in Proposal 1, it is presently anticipated that the Reorganizations will take place on or about April 30, 2002. Given the limited period for which replacement portfolio managers for the Monument Funds would be employed, the Board of Trustees of Monument believes it is most practical to retain Orbitex Management as subadviser to the Monument Funds pending the consummation of the Reorganizations.

     Thus, on May 3, 2001, the Board of Trustees of Monument, including a majority of the Independent Trustees, approved, subject to shareholder approval, the Subadvisory Agreement. The Subadvisory Agreement became effective on May 8, 2001 (the "Effective Date") and, in accordance with Rule 15a-4 under the 1940 Act,(3) will terminate, as to a Monument Fund, 150 days thereafter, unless approved during such period by the shareholders of that Monument Fund. If approved by the shareholders of a Monument Fund, the Subadvisory Agreement would continue in force, as to that Monument Fund, until the earlier of (i) May 8, 2003 or (ii) the date the relevant Reorganization is consummated (each, a "Reorganization Date"). Under the Subadvisory Agreement, Orbitex Management serves as each Monument Fund's sub-investment adviser and, subject to the control and direction of the Board of Trustees of Monument and of Monument Advisors, provides investment advisory assistance and day-to-day management of each Monument Fund's investments. The Subadvisory Agreement does not increase the annual management fee paid by each Monument Fund, which is 1.25% of the value of the Monument Fund's average daily net assets.

Information About the Monument Advisory Agreement

     The Monument Advisory Agreement was last approved by the Board of Trustees of Monument, including a majority of the Independent Trustees, with respect to each Monument Fund, on September 22, 2000. Shareholders of each Monument Fund approved the Monument Advisory Agreement on June 28, 2000.

     The Monument Advisory Agreement provides that Monument Advisors provides investment management services to the Monument Funds, subject to the supervision of the Board of Trustees of Monument. Under the Monument Advisory Agreement, Monument Advisors is entitled to receive advisory fees from the Monument Funds, computed daily and paid semi-monthly, at the annual rates set forth below:

----------
(3) Although the Monument Advisory Agreement has not been formally assigned with respect to the Monument Funds, the transfer of portfolio management responsibilities under that agreement to Orbitex Management has resulted in the assignment of substantial portions of that agreement to Orbitex Management as contemplated by Rule 15a-4.

                     Assets Under Management For Each
                               Monument Fund                   Advisory Fee
                    ----------------------------------      -----------------
                    up to $250 million                         1.25%

                    $250 million to $500 million               1.00%

                    $500 million to $750 million               0.87%

                    $750 million to $1 billion                 0.75%

                    over $1 billion                            0.625%


     The table below sets forth: (i) the net assets for each Monument Fund as of October 31, 2000; (ii) the rates of advisory fees, computed daily and payable semi-monthly, to which Monument Advisors was entitled for the services provided and expenses assessed pursuant to the Monument Advisory Agreement; (iii) advisory fees (net of waivers) paid by each Monument Fund for the fiscal year ended October 31, 2000; and (iv) the effective rates of each of the advisory fees (net of waivers) expressed as a percentage of average net assets for the fiscal year ended October 31, 2000:

      Assets of Monument Funds and Advisory Fees Paid To Monument Advisors

                                    Net Assets        Annual Advisory                         Advisory
                                       as of          Fee Rate (Based     Actual Advisory     Fee Paid
                                    October 31,       on Average Net       Fee Rate Paid      (Net of
                                       2000               Assets)        (Net of Waivers)     Waivers)
                                    -----------       ---------------    ----------------     --------
Digital Technology Fund            $96,172,639             1.25%                0.79%        $1,194,884
Medical Sciences Fund              $43,179,819             1.25%                0.51%        $  152,857
Telecommunications Fund            $18,753,772             1.25%                0.22%        $   39,167

     For the fiscal year ended October 31, 2000, the Digital Technology Fund, Medical Sciences Fund and Telecommunications Fund paid $457,126, $_97,931 and $96,723, respectively, in total dollar amounts of brokerage commissions.

Information About Orbitex Management

     Orbitex Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended, providing investment management services to individuals and institutional clients. Orbitex Management's address is 410 Park Avenue, 18th Floor, New York, New York 10022. Orbitex Management is a wholly-owned subsidiary of Orbitex Financial Services Group, Inc., a New York holding company whose address is 410 Park Avenue, 18th Floor, New York, New York 10022. Orbitex Management has provided investment advisory services to registered investment companies since 1995. As of May 29, 2001, Orbitex Management managed approximately $553 million in assets. The principal executive officer and directors of Orbitex Management are listed in Exhibit D.

Summary of the Subadvisory Agreement

     Under the Subadvisory Agreement, Orbitex Management, at its own expense, maintains a continuous investment program for each Monument Fund, including investment research and management with respect to the investment and reinvestment of the securities of each Monument Fund, and provides periodic reports to Monument Advisors and the Board of Trustees of Monuments relating to the investment activities and strategies it employs.

     In consideration for providing such sub-advisory services, Orbitex Management is paid by Monument Advisors, out of the management fees Monument Advisors receives from each Monument Fund (the "Management Fee") (a) 50% of the Management Fee received by Monument Advisors for advisory services provided during the period (the "Interim Period") from the Effective Date through the date shareholders of the Monument Fund approve the Subadvisory Agreement (the "Shareholder Approval Date") less (i) any fees waived or reimbursed by Monument Advisors during such period and (ii) certain amounts paid by Monument Advisors to OFD during such period and (b) 80% of the Management Fees received by Monument Advisors for advisory services provided during the period from the day following the Shareholder Approval Date through the Reorganization Date (or the date the Subadvisory Agreement is otherwise terminated if the relevant Reorganization is not consummated) less (i) any fees waived or reimbursed by Monument Advisors during such period and (ii) certain amounts paid by Monument Advisors to OFD during such period.

     The Subadvisory Agreement provides that Orbitex Management will indemnify and hold harmless Monument Advisors, Monument, and their respective directors, trustees, officers and shareholders from any and all claims, losses, expenses or liabilities that arise or result from Orbitex Management's willful misfeasance, bad faith, negligence or disregard of its duties under the Subadvisory Agreement.

     During the Interim Period, the Subadvisory Agreement may be terminated by Monument Advisors upon 10 days' prior written notice to Orbitex Management. Following the relevant Shareholder Approval Date, the Subadvisory Agreement may be terminated, as to a Monument Fund, by either party upon 60 days' prior written notice to the other party. In addition, the Subadvisory Agreement will terminate automatically in the event of its assignment or in the event the Monument Advisory Agreement is terminated for any reason.

Shareholders' Considerations

     At the Meetings, shareholders of each Monument Fund will be asked to ratify and approve the continuation of the Subadvisory Agreement. Under Section 15(a) of the Investment Company Act, investment advisory agreements such as the Subadvisory Agreement, must be approved by shareholders. The sub-advisory fees payable by Monument Advisors to Orbitex Management under the Subadvisory Agreement during the Interim Period are being paid into an interest-bearing escrow account maintained by an independent escrow agent. The escrow agent will release the amounts held in the escrow account attributable to a particular Monument Fund (including any interest earned) to Orbitex Management only upon approval of the Subadvisory Agreement by the shareholders of that Monument Fund. If the shareholders of a Monument Fund do not approve the Subadvisory Agreement, Monument Advisors shall pay Orbitex Management out of the escrow account an amount equal to the lesser of (a) any costs incurred by Orbitex Management in performing its services under the Subadvisory Agreement with respect to that Monument Fund (plus interest earned on the amount of such costs while in the escrow account) and (b) the amount in the escrow account attributable to that Monument Fund (plus interest earned thereon). A copy of the Subadvisory Agreement is attached as Appendix C to this Proxy Statement and Prospectus.

     Shareholders should consider the following factors in determining whether to ratify and approve the Subadvisory Agreement:

     o the Board of Trustees of Monument has approved the Subadvisory Agreement for each Monument Fund;

     o no change in any Monument Fund's investment objective or investment policies and restrictions will take place;

     o there will be no change in the fees payable by a Monument Fund for advisory services; and

     o investment personnel presently employed by Orbitex Management, who have significant portfolio management experience, are expected to manage the Monument Funds' investment programs under the Subadvisory Agreement.

     If the holders of a majority (as defined in the Investment Company Act) of the outstanding shares of a Monument Fund do not approve the Subadvisory Agreement, the Board of Trustees of Monument will consider what action to take in the best interests of the shareholders of that Monument Fund.

Trustees' Considerations

     The Subadvisory Agreement was approved on behalf of each Monument Fund by the Board of Trustees of Monument, including a majority of the Independent Trustees, at a meeting held on May 3, 2001. The Trustees considered information relating to Orbitex Management, including information provided by Orbitex Management concerning its capabilities and expertise in serving as investment adviser to Orbitex. The Trustees reviewed the terms of the Subadvisory Agreement and noted that the Subadvisory Agreement would not increase the annual management fee paid by each Monument Fund.

     Specifically, in connection with approval of the Subadvisory Agreement on behalf of each Monument Fund, the Board considered that the addition of Orbitex Management as subadviser did not require or result in any changes in the Monument Funds' investment objectives or policies, the investment management or operation of the Monument Funds, or the shareholder services or other business activities of the Monument Funds.

     Orbitex Management has agreed to pay Monument Advisors various amounts over time in consideration for Monument's recommending that the Board of Trustees of Monument approve, and submit to shareholders of each Monument Fund for their approval, the Reorganizations and the Subadvisory Agreement. Any such payments to Monument Advisors are subject to consummation of each Reorganization. Section 15(f) of the Investment Company Act provides that in connection with the sale of any interest in any investment adviser which results in the "assignment" of an investment advisory agreement, an investment adviser of a registered investment company, such as Monument, or an affiliated person of such investment adviser, may receive any amount or benefit if (i) for a period of three years after the sale, at least 75% of the members of the board of the investment company are not interested persons of the investment adviser or the predecessor adviser, and
(ii) there is no "unfair burden" imposed on the investment company as a result of such sale or any express or implied terms, conditions or understanding applicable thereto. For this purpose, "unfair burden" is defined to include any arrangement during the two-year period after the transaction, whereby the investment adviser or its predecessor or successor investment advisers, on any interested persons of any such adviser, receives or is entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company other than bona fide ordinary compensation as principal underwriter for such company, or (ii) from the investment company or its security holders for other than bona fide investment advisory or other services. This provision of the Investment Company Act was enacted by Congress in 1975 to make it clear that an investment adviser (or an affiliated person of the adviser) can realize a profit on the sale of the adviser's business subject to the two safeguards described above. The Board has requested and received a written representation from Monument Advisors and assurances from Orbitex Management that no "unfair burden" will be imposed on the Monument Funds or the Combined Funds as a result of the Reorganizations.

     Based upon the considerations set forth above, the Board of Trustees of Monument has determined that the Subadvisory Agreement is in the best interest of each Monument Fund and its shareholders. In addition, the Board considered the representation from management that there would be no reduction in the scope and quality of the investment management services provided to the Monument Funds.

Required Vote

     With respect to each Monument Fund, approval of this proposal required the affirmative vote of (a) 67% of the Monument Fund's shares present at the Meeting, if the holders of more than 50% of the Monument Fund's outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Monument Fund, whichever is less.

     The Board of Trustees of Monument recommends that the shareholders approve the Subadvisory Agreement.


                   INFORMATION CONCERNING THE SPECIAL MEETINGS

Date, Time and Place of Meetings

     The Meetings will be held on August __, 2001, at the offices of Monument Funds Group, Inc., 7201 Wisconsin Avenue, Suite 650, Bethesda, Maryland, at 11:00 a.m., Eastern time.

Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Monument. Although mere attendance at the relevant Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his proxy and vote in person.

     All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meetings in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of (i) the Agreement and Plan and (ii) the New Advisory Agreement.

     It is not anticipated that any matters other than the adoption of the Agreement and Plan and the New Advisory Agreement will be brought before the Meetings. If, however, any other business properly is brought before the Meetings, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Additional Voting Information

     In addition to the use of the mails, proxies may be solicited by telephone, telegraph, facsimile or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholders' identity. In all cases where a telephonic authorization is solicited, the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received this Proxy Statement and Prospectus and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information will respect to telephonic or electronically transmitted voting instructions or the proxy generally should call toll free ___________________.

     Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Monument a written notice of revocation or a subsequently executed proxy or by attending the relevant Meeting and voting in person.

Record Date and Outstanding Shares

     Only shareholders of record of each Monument Fund at the close of business on June 27, 2001 (the "Record Date") are entitled to vote at the Meetings or any adjournment thereof. The table below represents the number of shares outstanding for each Monument Fund as of the close of business on the Record Date.

                                   Number of Class A         Number of Class B         Number of Class C
                                 shares outstanding as     shares outstanding as     shares outstanding as
Name of Monument Fund              of the Record Date        of the Record Date       of the Record Date
---------------------            ---------------------     ---------------------     ---------------------
Digital Technology Fund
Medical Sciences Fund
Telecommunications Fund

Voting Rights

     For purposes of this Proxy Statement and Prospectus, each share of each Monument Fund is entitled to one vote.

     Under Delaware law, shareholders of a registered open-end investment company, such as Monument, are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the Reorganizations if approved at the Meetings. However, any Monument Fund shareholder may redeem his or her shares prior to the Reorganizations.

     A quorum for purposes of each Meeting consists of at least one-third of the shares of the relevant Monument Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for the Meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes in favor of a proposal are not received from the shareholders of the Monument Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the relevant Monument Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of the relevant Monument Fund.

                             ADDITIONAL INFORMATION

     In order to obtain the necessary quorum at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers or agents of Monument, on behalf of the Monument Funds.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto, which either Monument or Orbitex has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     Monument and Orbitex file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by Monument or Orbitex can be inspected and copied at the public reference facilities of the Commission in Washington, D.C. and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Call 202-942-8090 for information on the operation of the public reference room. Copies of materials, other than materials incorporated herein by reference and other information regarding the Funds also can be obtained on the Commission's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                                LEGAL PROCEEDINGS

     There are no material legal proceedings to which Monument, on behalf of the Monument Funds, or Orbitex, on behalf of the Orbitex Funds, is a party.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the Reorganizations will be passed upon for Monument by Beth-ann Roth, P.C., 9204 Saint Marks Place, Fairfax, Virginia 22031. Certain legal matters in connection with the Reorganizations will be passed upon for Orbitex by Clifford Chance Rogers & Wells LLP, 200 Park Avenue, New York, New York 10166.

                                     EXPERTS

     The financial highlights of the Monument Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of _____________________________, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of _______ is ________________ _________ _________ _________________. The audited financial highlights of the Orbitex Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of ___________________________, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of _______ is _______________________________________________
_____. ______ is expected to serve as the independent auditors for the Combined Funds after the Reorganizations.

                              SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of shareholders of a Monument Fund must be received by Monument in a reasonable time before Monument begins to print and mail the proxy solicitation materials to be utilized in connection with such meeting in order to be considered in Monument's proxy statement and form of proxy relating to the meeting.


                                       By Order of the Board of Trustees,

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of June, 2001, by and between Monument Series Fund (the "Trust") on behalf of its Digital Technology, Medical Sciences and Telecommunications Fund series (the "Acquired Funds") and Orbitex Group of Funds ("OGF") (together the "Acquiring Funds").

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer of substantially all of the property, assets, and goodwill of the Acquired Funds to the Acquiring Funds in exchange solely for shares of the voting common stock of the Acquiring Funds ("Acquiring Fund Shares"), followed by the distribution by the Acquired Funds, on or promptly after the Closing Date, as defined herein, of the Acquiring Fund Shares to the shareholders of the Acquired Funds, the cancellation of all of the outstanding shares of the Acquired Funds ("Acquired Fund Shares") pursuant to an amendment of the Acquired Funds' Amended and Restated Declaration of Trust, and the liquidation of the Acquired Funds and the termination of the Acquired Funds as a series of Trust as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 No later than the time of the closing of the  Reorganization  as provided in
Section 3.1 of this Agreement (the "Closing Time") on the Closing Date, the Acquired Funds shall transfer substantially all of its property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, deferred or prepaid expenses shown as assets on the Acquired Funds' books, goodwill and intangible property, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section 8.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Funds free and clear of all liens, encumbrances, and claims, except for cash or bank deposits in an amount necessary: (a) to pay its costs and expenses of carrying out this Agreement (including but not limited to fees of counsel and independent accountants, any income dividends payable prior to the Closing Date, and expenses of its liquidation and termination as a series of the Trust contemplated hereunder); (b) to discharge all of the unpaid liabilities (other than any unamortized organizational expenses) reflected on its books and records at the Closing Date; and (c) to pay such contingent liabilities, if any, as the Board of Trustees of the Trust shall reasonably deem to exist against the Acquired Funds at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Funds' books. Any unspent portion of such cash or bank deposits retained shall be delivered to the Acquiring Funds upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Acquired Funds. (The property and assets to be transferred to the Acquiring Funds under this Agreement are referred to herein as the "Acquired Funds Net Assets".) In exchange for the transfer of the Acquired Funds Net Assets, the Acquiring Funds shall deliver to the Acquired Funds, for distribution pro rata by the Acquired Funds to its shareholders as of the close of business on the Closing Date, a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the Acquired Funds Net Assets, all determined as provided in Section 2 of this Agreement and as of the date and time specified therein.

1.2 The Acquired Funds reserves the right to purchase or sell any of its portfolio securities prior to the Closing Date, except to the extent such purchases or sales may be limited by the representations made in connection with issuance of the tax opinion described in Section 8.9. hereof.

1.3 On or promptly after the Closing Date, the Acquired Funds shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the "Acquired Funds Shareholders") the Acquiring Fund Shares received by the Acquired Funds pursuant to Section 1.1 of this Agreement. (The date of such liquidation and distribution is referred to as the "Liquidation Date.") In addition, each Acquired Funds Shareholder shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date, but unpaid at that time, with respect to the Acquired Fund Shares that are held by such Acquired Funds Shareholders on the Closing Date. Such liquidation and distribution shall be accomplished by American Data Services, Inc. ("ADS"), in its capacity as transfer agent for the Acquiring Funds, opening accounts on the share records of the Acquiring Funds in the names of the Acquired Funds Shareholders and transferring to each such Acquired Funds Shareholder account the pro rata number of the Acquiring Fund Shares due each such Acquired Funds Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Funds on the Acquiring Funds' books and records. The Acquiring Funds shall not issue certificates representing Acquiring Fund Shares in connection with such exchange, except in accordance with the procedures set forth in the Trust's current Prospectus and Statement of Additional Information or as provided in Section 1.4 hereof.

1.4 The Acquired Funds Shareholders holding certificates representing their ownership of Acquired Fund Shares may be requested to surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Funds may require (collectively, an "Affidavit"), to the Acquired Funds prior to the Closing Date. On the Closing Date, any Acquired Funds Share certificates that remain outstanding shall be deemed to be canceled. The Trust's transfer books with respect to the Acquired Funds shall be closed permanently as of the close of business on the day immediately prior to the Closing Date. All unsurrendered Acquired Funds Share certificates shall no longer evidence ownership of common stock of the Acquired Funds and shall be deemed for all corporate purposes to evidence ownership of the number of Acquiring Fund Shares into which the Acquired Fund Shares were effectively converted. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered to the Acquiring Funds, dividends and other distributions payable by the Acquiring Funds subsequent to the Liquidation Date with respect to such Acquiring Fund Shares shall be paid to the holders of such certificate(s), but such Shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization with respect to unsurrendered Acquired Funds Share certificates.

1.5 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Acquired Funds as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6 As soon as practicable following the Liquidation Date, the Trust shall take all steps necessary to terminate the existence of the Acquired Funds as a series of the Trust.

2.   VALUATION

2.1 The net asset value of the Acquiring Fund Shares and the value of the Acquired Funds Net Assets shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") and after the declaration of any dividends on the Closing Date, unless on such date (a) the NYSE is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) and (c) are each referred to as a "Market Disruption"). The net asset value per share of Acquiring Fund Shares shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Trust with respect to the Acquiring Funds and shall be computed to not fewer than two
(2) decimal places. The value of the Acquired Funds Net Assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Trust with respect to the Acquired Funds.

2.2 In the event of a Market Disruption on the proposed Closing Date so that accurate appraisal of the net asset value of the Acquiring Funds or the value of the Acquired Funds Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

2.3 The number of Acquiring Fund Shares to be issued (including fractional shares) in exchange for the Acquired Funds Net Assets shall be determined by dividing the value of the Acquired Funds Net Assets by the Acquiring Funds' net asset value per share, both as determined in accordance with Section 2.1 of this Agreement.

2.4 All computations of value regarding the Funds shall be provided by PFPC Inc. as sub-Fund Accountant for the Trust, and shall be certified by the Treasurer for the Trust.

3.   CLOSING AND CLOSING DATE

3.1 The Closing Date shall be [July 31, 2001], or such later date as the parties may agree. The Closing Time shall be at 4:30 P.M., Eastern Time. The Closing shall be held at the offices of _____________________________, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form (together with cash or other assets) shall be transferred or delivered, as appropriate, by PFPC Trust (the "Custodian") or its agents or nominees from the Acquired Funds' accounts with the Custodian to the accounts of the Acquiring Funds on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, as amended ("1940 Act"), and, as appropriate, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities held of record by the Custodian or its agents or nominees in book-entry form on behalf of the Acquired Funds shall be transferred to the Acquiring Funds by the Custodian by recording the transfer of beneficial ownership thereof on its records and those of its agents and nominees. Any cash of the Acquired Funds delivered on the Closing Date shall be in any form as is reasonably directed by the Acquiring Funds and shall be delivered on the Closing Date by the Custodian crediting the Acquiring Funds' account maintained with the Custodian with immediately available funds.

3.3 If any of the Acquired Funds Net Assets, for any reason, are not transferred on the Closing Date, the Acquired Funds shall cause the Acquired Funds Net Assets to be transferred to the Acquiring Funds in accordance with this Agreement at the earliest practicable date thereafter.

3.4 PFPC Inc., in its capacity as sub-transfer agent for the Acquired Funds, shall deliver to the Acquiring Funds at the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Acquired Funds Shareholders and the number and aggregate net asset value of outstanding shares of common stock of the Acquired Funds owned by each such Acquired Funds Shareholder, all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of PFPC Inc. (the

"Shareholder List"). PFPC Inc., in its capacity as sub-transfer agent for the Acquiring Funds, shall issue and deliver to the Acquired Funds a confirmation evidencing the Acquiring Fund Shares to be credited to each Acquired Funds Shareholder on the Liquidation Date, or provide evidence satisfactory to the Acquired Funds that such Acquiring Fund Shares have been credited to each Acquired Funds Shareholder's account on the books of the Acquiring Funds. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts, or other documents as the other Fund or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

The Acquired Funds represents and warrants to the Acquiring Funds as follows:

4.1 The Acquired Funds are duly organized series of the Trust, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware, and has the power to own all of its properties and assets and, subject to approval of the Acquired Funds Shareholders, to perform its obligations under this Agreement and to consummate the transactions contemplated by this Agreement. The Acquired Funds are not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Funds have all necessary federal, state, and local authorizations, consents, and approvals required, to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

4.2 The Trust is a registered investment company classified as a management company of the open-end diversified type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Acquired Funds are each separate series of the Trust for purposes of the 1940 Act.

4.3 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust's Board of Trustees on behalf of the Acquired Funds, and this Agreement constitutes a valid and binding obligation of the Acquired Funds, subject to the approval of the Acquired Funds Shareholders, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general Trust principles.

4.4 The Acquired Funds are not, and the execution, delivery, and performance of this Agreement by the Acquired Funds will not result, in violation of any provision of the Amended and Restated Declaration of Trust or By-Laws of the Trust or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which The Acquired Funds are a party or by which it is bound.

4.5 The Acquired Funds have each elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under Section 852 of the Code for each taxable year of its operations, and will continue to so qualify as a RIC and be eligible to and compute its income tax as of the Closing Date and with respect to its final taxable year ending upon its liquidation, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

4.6 The financial statements of the Acquired Funds for the fiscal years ended October 31, 2000, 1999 and, where applicable, 1998 (which were audited by the independent accountants), present fairly the financial position of the Acquired Funds as of the date indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles ("GAAP") consistently applied).

4.7 The Prospectus of the Trust with respect to the Acquired Funds, dated April ____, 2001, and the corresponding Statement of Additional Information of the same date, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Trust with respect to the Acquired Funds or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Acquiring Funds promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

4.8 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquired Funds or any of its properties or assets. The Acquired Funds know of no facts which might form the basis for the institution of such proceedings. The Acquired Funds are not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or their ability to consummate the transactions herein contemplated.

4.9 The Trust has furnished the Acquiring Funds with copies or descriptions of all agreements or other arrangements to which the Trust, on behalf of the Acquired Funds, is a party. The Trust with respect to The Acquired Funds has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by the Trust with respect to the Acquired Funds in accordance with its terms at or prior to the Closing Date.

4.10 The Acquired Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the dates of those financial statements. On the Closing Date, the Trust shall advise the Acquiring Funds in writing of all of the Acquired Funds' known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

4.11 Since October 31, 2000, there has not been any material adverse change in the Acquired Funds' financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Acquiring Funds.

4.12 At the date hereof and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquired Funds required by law to have been filed or furnished by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquired Funds' books for the payment thereof, and to the best of the Acquired Funds' knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

4.13 At the Closing Date, the Acquired Funds will have good and marketable title to the Acquired Funds Net Assets, and subject to approval by the Acquired Funds Shareholders, full right, power and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and in payment for such assets, the Acquiring Funds will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder.

4.14 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated by this Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.

4.15 The Combined Proxy Statement/Prospectus referred to in Section 6.7 hereof (the "Proxy Statement/Prospectus") and any Prospectus or Statement of Additional Information of the Trust with respect to the Acquired Funds contained or incorporated by reference into the Form N-14 Registration Statement, and referred to in Section 6.7 hereof, any supplement or amendment to such documents on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of Acquired Funds Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquired Funds or the transactions contemplated by this Agreement and is based on information furnished by the Acquired Funds for inclusion therein: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which such statements were made, not misleading.

4.16 All of the issued and outstanding shares of common stock of the Acquired Funds are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable. All of the issued and outstanding shares of common stock of the Acquired Funds will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

4.17 All of the issued and outstanding shares of common stock of the Acquired Funds have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may have been previously disclosed in writing to the Acquiring Funds.

4.18 The Acquired Funds are not under the jurisdiction of a Court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.19 All information to be furnished by the Acquired Funds for use in preparing any application for orders, the Form N-14 Registration Statement referred to in
Section 6.7 hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.20 There is no indebtedness existing between the Acquired Funds and the Acquiring Funds that was issued, acquired, or will be settled at a discount.

4.21 The Acquired Funds have valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

5.   REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

The Acquiring Funds represents and warrants to the Acquired Funds as follows:

5.1 The Acquiring Funds are or will be duly organized series of OGF, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware (meaning it has filed its most recent annual report and has not filed articles of dissolution) and has the power to own all of its properties and assets and to perform its obligations under this Agreement and to consummate the transactions contemplated herein. The Acquiring Funds are not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Funds have or intend to acquire all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

5.2 OGF is a registered investment company classified as a management company of the open-end diversified type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Acquiring Funds are each separate series of OGF for purposes of the 1940 Act.

5.3 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the OGF Board of Trustees on behalf of the Acquiring Funds, and this Agreement constitutes a valid and binding obligation of the Acquiring Funds, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general Trust principles.

5.4 The Acquiring Funds are not, and the execution, delivery, and performance of this Agreement by the Acquiring Funds will not result in violation of any provisions of the Amended and Restated Declaration of Trust or By-Laws of the Acquiring Funds or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which The Acquiring Funds are a party or by which it is bound.

5.5 The Acquiring Funds have each elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under
Section 852 of the Code for each taxable year since its inception, and will so qualify as a RIC and be eligible to and compute its income tax for its taxable year, including the Closing Date, in accordance with those provisions applicable to RICs.

5.6 The financial statements of the Acquiring Funds, for the fiscal years ended April 30, 2000, 1999 and 1998, as applicable (which were audited by the independent accountants), present fairly the financial position of the Acquiring Funds as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with GAAP consistently applied).

5.7 The Prospectus of the Acquiring Funds, dated September 1, 2000, and the corresponding Statement of Additional Information of the same date, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Trust with respect to the Acquiring Funds or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Acquired Funds promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

5.8 No material legal or administrative proceeding, or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquiring Funds or any of its properties or assets. The Acquiring Funds know of no facts which might form the basis for the institution of such proceedings. The Acquiring Funds are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects the Acquiring Funds' business or their ability to consummate the transactions herein contemplated.

5.9 The Acquiring Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the date of those financial statements. On the Closing Date, the Acquiring Funds shall advise the Acquired Funds in writing of all of the Acquiring Funds' known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

5.10 Since April 30, 2000 there have not been any material adverse change in the Acquiring Funds' financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

5.11 At the date hereof and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquiring Funds required by law to have been filed or furnished and shall be correct in all material respects, by such dates shall have been filed or furnished or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquiring Funds' books for the payment thereof, and to the best of the Acquiring Funds' knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

5.12 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the Securities Act of 1933 (the "1933 Act"), or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

5.13 The Form N-14 Registration Statement and the Proxy Statement/Prospectus referred to in Section 6.7 hereof (other than the portions of such documents based on written information furnished by the Acquired Funds for inclusion or incorporation by reference therein as covered by the Acquired Funds' warranty in
Section 4.15 and 4.19 hereof) and any Prospectus or Statement of Additional Information of the Trust with respect to the Acquiring Funds contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of the Acquired Funds
Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquiring Funds or the transactions contemplated by this Agreement and is based on information furnished by the Acquiring Funds for inclusion therein: (a) shall comply in all material respects with the provisions of the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and the rules and regulations thereunder; and
(b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5.14 All of the issued and outstanding shares of common stock of the Acquiring Funds are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable.

5.15 All of the issued and outstanding shares of common stock of the Acquiring Funds have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may previously have been disclosed in writing to the Acquired Funds.

5.16 The Acquiring Fund Shares to be issued and delivered to the Acquired Funds pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of common stock of the Acquiring Funds, will be fully paid and nonassessable by the Acquiring Funds, or any successor provision, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the Acquiring Funds shall have any option, warrant, or preemptive right of subscription or purchase with respect thereto.

5.17 The Acquiring Funds are not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

5.18 All information to be furnished by the Acquiring Funds to the Acquired Funds for use in preparing the Proxy Statement/Prospectus, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

5.19 There is no indebtedness existing between the Acquired Funds and the Acquiring Funds that was issued, acquired, or will be settled at a discount.

5.20 The Acquiring Funds do not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of the Acquired Funds.

5.21 The Acquiring Funds have valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

6.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

6.1 Except as expressly contemplated herein to the contrary, each Fund shall operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

6.2 After the effective date of the Form N-14 Registration Statement referred to in Section 6.7 hereof, and before the Closing Date and as a condition thereto, the Board of Trustees of the Trust on behalf of the Acquired Funds shall call, and Trust shall hold, a Special Meeting of the Acquired Funds Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby and the Trust with respect to the Acquired Funds and the Acquiring Funds shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

6.3 The Acquired Funds covenant that they shall not sell or otherwise dispose of any of the Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to the Acquired Funds Shareholders as contemplated herein.

6.4 The Acquired Funds shall provide such information within its possession or reasonably obtainable as the Acquiring Funds may reasonably request concerning the beneficial ownership of the Acquired Fund Shares.

6.5 Subject to the provisions of this Agreement, the Acquiring Funds and the Acquired Funds shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

6.6 The Acquired Funds shall furnish to the Acquiring Funds on the Closing Date the Statement of the Assets and Liabilities of the Acquired Funds as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five (45) days after the Closing Date, the Acquired Funds shall furnish to the Acquiring Funds, in such form as is reasonably satisfactory to the Acquiring Funds, a statement of the earnings and profits of the Acquired Funds for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Funds as a result of Section 381 of the Code, which statement shall be certified by the Treasurer or Assistant Treasurer of the Trust. The Acquired Funds covenants that the Acquired Funds have no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.

6.7 The Acquiring Funds shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement"), which shall include the Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the Acquiring Fund Shares and the holding of the Special Meeting of the Acquired Funds Shareholders to consider approval of this Agreement as contemplated herein and transactions contemplated thereunder. The Acquiring Funds shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N-14 Registration
Statement. The Acquired Funds shall provide the Acquiring Funds with all information about the Acquired Funds that is necessary to prepare the pro forma financial statements. The Funds shall cooperate with each other and shall furnish each other with any information relating to itself that is required by the 1933 Act, the 1934 Act, and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.

6.8 The Acquired Funds shall deliver to the Acquiring Funds at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Acquired Funds delivered to the Acquiring Funds in accordance with the terms of this Agreement.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Funds hereunder shall be subject to the following conditions precedent provided, however, that the Acquired Funds may, at its option, waive compliance with any conditions precedent other than those in Sections 7.1, 7.8, 7.11 and 7.15.

7.1 This agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of the Trust on behalf of the Acquiring Funds in the manner required by Trust's Amended and Restated Declaration of Trust and applicable law, and this Agreement, the transactions contemplated by this Agreement, and the proposed amendment to Trust's Amended and Restated Declaration of Trust described in Section 6.2 hereof shall have been approved by the Acquired Funds Shareholders in the manner required by the Trust's Declaration of Trust and By-Laws and applicable law.

7.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquiring Funds since the dates of the financial statements referred to in Section 5.6 of this Agreement. For purposes of this Section 7.2, a decline in the net asset value per share of the Acquiring Funds due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

7.3 All representations and warranties of Trust or the Acquiring Funds made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

7.4 The Trust and the Acquiring Funds shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

7.5 The Acquiring Funds shall have furnished the Acquired Funds at the Closing Date with a certificate or certificates of any of its officers as of the Closing Date to the effect that the conditions precedent set forth in the Sections 7.2, 7.3, 7.4, 7.10 and 7.15 hereof have been fulfilled.

7.6 The Acquired Funds shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Acquired Funds, and dated as of the Closing Date, to the effect that:

     (a) The Acquiring Funds are a duly organized series of Orbitex Group of Funds, which is a business trust that is duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

     (b) the shares of The Acquiring Funds are issued and outstanding at the Closing Date are duly authorized, validly issued, fully paid, and non-assessable by the Acquiring Funds, and the Acquiring Fund Shares to be delivered to the Acquired Funds, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by the Acquiring Funds, and to such counsel's knowledge, no shareholder of The Acquiring Funds have any option, warrant, or preemptive right to subscription or purchase in respect thereof;

     (c) this Agreement has been duly authorized, executed, and delivered by the Acquiring Funds and represents a valid and binding contract of the Acquiring Funds, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of Trust, whether in a proceeding at law or in Trust; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification;

     (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Declaration of Trust or By-Laws of Trust or any material agreement known to such counsel to which The Acquiring Funds are a party or by which it is bound; (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation, by the Acquiring Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and

     (e) OGF is registered as an investment company under the 1940 Act and The Acquiring Funds are a separate series thereof and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquiring Funds with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the

Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquiring Funds, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Acquiring Funds contained or incorporated by reference in the Form N-14 Registration Statement or any exhibits or attachments to the text thereof; (c) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Acquired Funds; and (d) shall state that such opinion is solely for the benefit of the Acquired Funds and the Trust's Board of Trustees and officers.

7.7 The Acquired Funds shall have received an opinion of counsel regarding the transaction addressed to the Funds in form reasonably satisfactory to them and dated as of the Closing Date, with respect to the matters specified in Section
8.9 hereof.

7.8 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the Funds, contemplated by the SEC.

7.9 The parties shall have received: a memorandum, in form reasonably satisfactory to each of them, prepared by counsel regarding the transaction or another person approved by the parties containing assurance reasonably satisfactory to them that all authorizations or approvals necessary under state securities laws to consummate the transactions contemplated herein have been obtained.

7.10 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

7.11 The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

7.12 The Acquired Funds shall have received from the Acquiring Funds all such documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquired Funds or its counsel may reasonably request.

7.13 The Acquiring Funds shall have furnished the Acquired Funds on the Closing Date with a certificate or certificates of any of its Vice Presidents and/or Treasurer or Assistant Treasurer of the Trust dated as of said date to the effect that: (a) The Acquiring Funds have no plan or intention to reacquire any of the Acquiring Fund Shares to be issued in the Reorganization, except in the ordinary course of business; (b) The Acquiring Funds have no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Funds acquired in the Reorganization, except for dispositions made in the ordinary course of business or transfers described in Section 368(a)(2)(C) of the Code; and (c) following the Closing, the Acquiring Funds will continue the historic business of the Acquired Funds or use a significant portion of the Acquired Funds' assets in a business.

7.14 ADS, in its capacity as transfer agent for the Acquiring Funds, shall issue and deliver to any of the Vice Presidents of the Trust with respect to the Acquired Funds a confirmation statement evidencing the Acquiring Fund Shares to be credited at the Closing Date or provide evidence satisfactory to the Acquired Funds that the Acquiring Fund Shares have been credited to the accounts of each of the Acquired Funds Shareholders on the books of the Acquiring Funds.

7.15 ADS shall, as applicable, have paid or waived all of the then outstanding unamortized organizational expenses of the Acquired Funds then reflected on its books and records.

7.16 At the Closing Date, the registration of OGF with the Commission as an investment company under the 1940 Act and the Acquiring Funds as a series thereof will be in full force and effect.

8.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Funds hereunder shall be subject to the following conditions precedent provided, however, that the Acquiring Funds may, at its option, waive compliance with any conditions precedent other than those in Sections 8.1, 8.11 and 8.14:

8.1 This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of the Trust and the Acquired Funds Shareholders in the manner required by the Trust's Declaration of Trust and By-Laws and applicable law.

8.2 The Acquired Funds shall have furnished the Acquiring Funds with the Statement of Assets and Liabilities of the Acquired Funds, with values determined as provided in Section 2 of this Agreement, with their respective dates of acquisition and tax costs, all as of the Closing Date, certified on the Acquired Funds' behalf by its Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Acquired Funds as of the Closing Date and a final statement of assets and liabilities of the Acquired Funds prepared in accordance with GAAP consistently applied.

8.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquired Funds since the dates of the financial statements referred to in Section 4.6 of this Agreement. For purposes of this Section 8.3, a decline in the value of the Acquired Funds Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

8.4 All representations and warranties of Trust or the Acquired Funds made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

8.5 The Trust and the Acquired Funds shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

8.6 The Acquired Funds shall have furnished the Acquiring Funds at the Closing Date with a certificate or certificates of any of its officers, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 8.1, 8.3, 8.4, 8.5, 8.13, 8.15 and 8.18 hereof have been fulfilled.

8.7 The Acquired Funds shall have duly executed and delivered to the Acquiring Funds (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Acquiring Funds may deem necessary or desirable to transfer all of the Acquired Funds' right, title, and interest in and to the Acquired Funds Net Assets, and (b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquiring Funds may reasonably request. Such assets of the Acquired Funds shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

8.8 The Acquiring Funds shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Acquiring Funds, and dated as of the Closing Date, to the effect that:

     (a) the Acquired Funds are each duly organized series of the Trust, which is a Delaware business trust duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

     (b) the shares of The Acquired Funds are issued and outstanding at the Closing Date are duly authorized, validly issued, fully paid and non-assessable by the Acquired Funds;

     (c) this Agreement and the Transfer Documents have been duly authorized, executed, and delivered by the Acquired Funds and represent valid and binding contracts of the Acquired Funds, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of Trust, whether in a proceeding at law or in Trust; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification;

     (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Declaration of Trust or By-laws of Trust or any material agreement known to such counsel to which The Acquired Funds are a party or by which it is bound;

     (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations; and

     (f) the Trust is registered as an investment company under the 1940 Act and The Acquired Funds are each separate series thereof and such registration with the SEC is in full force and effect.

Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquired Funds with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquired Funds, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Acquired Funds contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely upon the opinion of other counsel to the extent set forth in the opinion, provided such other counsel is reasonably acceptable to the Acquiring Funds; and
(d) shall state that such opinion is solely for the benefit of the Acquiring Funds and its Board of Trustees and officers.

8.9 The Acquiring Funds shall have received a legal opinion or opinions of counsel, addressed to the Funds and in form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement with respect to the Acquired Funds and the Acquiring Funds constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion or opinions is conditioned upon receipt by counsel of all necessary representations that it shall request of the Acquired Funds and Acquiring Funds.

8.10 The property and assets to be transferred to the Acquiring Funds under this Agreement shall include no assets which the Acquiring Funds may not properly acquire.

8.11 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Funds, contemplated by the SEC.

8.12 The parties shall have received: a memorandum, in form reasonably satisfactory to each of them, prepared by counsel to the Acquiring Funds or another person approved by the parties containing assurance reasonably satisfactory to them that all authorizations and other approvals necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

8.13 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.14 The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.15 Prior to the Closing Date, the Acquired Funds shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date.

8.16 The Acquired Funds shall have furnished the Acquiring Funds at the Closing Date with a certificate or certificates of any of its officers dated as of said date to the effect that:

     (a) the Acquired Funds will tender for acquisition by the Acquiring Funds assets consisting of at least ninety percent (90%) of the fair market value of the Acquired Funds' net assets and at least seventy percent (70%) of the fair market value of its gross assets immediately prior to the Closing Date. For purposes of this certification, all of the following shall be considered as assets of the Acquired Funds held immediately prior to the Closing Date: (i) amounts used by the Acquired Funds to pay its expenses in connection with the transactions contemplated hereby or retained by the Acquired Funds to pay its liabilities; and (ii) all amounts used to make redemptions of or distributions on the Acquired Fund Shares (except for redemptions in the ordinary course of its business as required by Section 22(e) of the 1940 Act pursuant to a demand for redemption by an Acquired Funds Shareholder and not in connection with the Reorganization, and distributions of net investment income and net capital gains in the ordinary course to maintain its status and avoid Fund-level taxes);

     (b) the Acquired Funds will distribute to Acquired Funds Shareholders in complete liquidation of the Acquired Funds the Acquiring Fund Shares that it will receive in the transactions contemplated hereby on or as promptly as practicable after the Closing Date and in pursuance of the plan contemplated by this Agreement and having made such distributions will take all necessary steps to liquidate and terminate the Acquired Funds as a series of Trust; and

     (c) with respect to the Acquired Funds, there is no current plan or intention of any of its shareholders who own five percent (5%) or more of the Acquired Fund Shares, and to the best of the Acquired Funds' knowledge, there is no current plan or intention on the part of the remaining shareholders of the Acquired Funds to sell, exchange, or otherwise dispose of a number of shares of the Acquiring Funds received in the Reorganization that would reduce the ownership of the Acquired Funds Shareholder of Acquiring Fund Shares to a number of shares having a value, as of the Closing Date, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Fund Shares as of the Closing Date.

8.17 PFPC Inc., in its capacity as transfer agent for the Acquired Funds, shall have furnished to the Acquiring Funds immediately prior to the Closing Date a list of the names and addresses of the Acquired Funds Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Acquired Funds by any of its officers.

8.18 At the Closing Date, the registration of the Acquired Funds with the SEC as an investment company under the 1940 Act shall be in full force and effect.

9.   FINDER'S FEES AND OTHER EXPENSES

9.1 Each Fund represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

9.2 Each Fund shall be liable solely for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Any such expenses that are so borne by each Fund shall be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Funds and OGF agree that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Sections 4 and 5 of this Agreement, and that this Agreement constitutes the entire agreement between the Funds and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years following the Closing Date. In the event of a breach by the Acquired Funds of any such representation, warranty, or covenant, the Acquired Funds, until the time of liquidation and termination as series of the Trust, and Monument Advisors Ltd. jointly and severally shall be liable to the Acquiring Funds for any such breach.

11.  TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Funds. In addition, either Fund may at its option terminate this Agreement at or prior to the Closing Date because of:

     (a) a material breach by the other Fund of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

     (b) a condition precedent to the obligations of either Fund which the Trust's Board of Trustees determines has not been met and which reasonably appears will not or cannot be met.

     (c) a determination by the Board of Trustees of the Trust that the Reorganization, either as a whole or with respect to any Fund, will not be in the best interest of the Trust, any of Trust's series, or its shareholders.

11.2 In the event of any such termination, there shall be no liability for damages on the part of either Fund, or the Trust's Boards of Directors or officers, but each shall bear its expenses incidental to the preparation and carrying out of this Agreement.

12.  INDEMNIFICATION

12.1 The Acquiring Funds shall indemnify, defend, and hold harmless the Acquired Funds, the Trust's Board of Trustees, officers, trustees, employees, and agents (collectively "Acquired Funds Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits, or proceedings, whether or not resulting in any liability to such Acquired Funds Indemnified Parties and including amounts paid by any one or more of the Acquired Funds Indemnified Parties in a compromise or settlement of any such claim, action, suit, or proceeding, or threatened third party claim, suit, action, or proceeding, made with the consent of the Acquiring Funds, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC, or any exemptive application ("Application") prepared by the Acquiring Funds with any regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Acquiring Funds shall only be liable in such case to the extent that any such loss, claim, demand, liability, or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Acquiring Funds or the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application. To Acquiring Funds shall carry insurance coverage sufficient to fulfill its indemnification obligations.

12.2 The Acquired Funds, until the time of its liquidation and termination as series of the Trust, and Monument Advisors Ltd., on a joint and several basis shall indemnify, defend, and hold harmless the Acquiring Funds, Trust's Board of Trustees, officers, employees and agents ("Acquiring Funds Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits, or proceedings, whether or not resulting in any liability to such Acquiring Funds Indemnified Parties and including amounts paid by any one or more of the Acquiring Funds Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of the Acquired Funds (if they still exist) or Monument Distributors, Inc. ("MDI"), arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading; provided, however, that the Acquired Funds and MDI shall only be liable in such case to the extent that any such loss, claim, demand, liability, or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Acquired Funds or about the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application.

12.3 A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by such indemnified party of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this Section. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section, or, if it so elects, to assume at its own expense the defense thereof with reasonably counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party.

Upon receipt of notice from the indemnifying party to the indemnified parties of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified parties under this
Section  for  any  legal  or  other  expenses   subsequently  incurred  by  such
indemnified parties in connection with the defense thereof unless (i) the indemnified parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel), (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified parties to represent the indemnified parties within a reasonable time after notice of commencement of the action, or (iii) the indemnifying party has authorized the employment of counsel for the indemnified parties at its expenses.

12.4 This Section shall survive the termination of this Agreement and for a period of three (3) years following the Closing Date.

13.  LIABILITY OF THE FUNDS

13.1 Each party acknowledges and agrees that: (a) all obligations of the Acquiring Funds under this Agreement are binding only with respect to the Acquiring Funds; (b) any liability of the Acquiring Funds under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Funds; and (c) no other series of the Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

Each party acknowledges and agrees that: (a) all obligations of the Acquired Funds under this Agreement are binding only with respect to the Acquired Funds; and (b) any liability of the Acquired Funds under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Funds.

14.  AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that following the Special Meeting of Acquired Funds Shareholders called by the Board of Trustees of Trust pursuant to Section 6.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Funds Shareholders under this Agreement to the detriment of such shareholders without their further approval, provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

15.  NOTICES

Any notice, report, statement, or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication, or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

16.  FAILURE TO ENFORCE

The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

17.1 The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

17.3 This Agreement shall be governed by and construed in accordance with the laws of the State of [Delaware/New York].

17.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.5 It is expressly understood and agreed that the obligations of the Acquired Funds and the Acquiring Funds under this Agreement, including but not limited to any liability as a result of the breach of any of their respective representations and warranties, are not binding on their respective Board of Trustees, shareholders, nominees, officers, agents, or employees individually, but bind only the respective assets of the Acquiring Funds and the Acquired Funds.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Vice President and its seal to be affixed thereto and attested by its Secretary.

Attest:            MONUMENT SERIES FUND on behalf of
                     Monument Digital Technology Fund
                     Monument Medical Sciences Fund
                     Monument Telecommunications Fund

                   By:__________________________________________


Attest:            ORBITEX GROUP OF FUNDS on behalf of
                     [name each series]


                   By:__________________________________________


     Monument Advisors Ltd. hereby joins in this Agreement with respect to and agrees to the matters described in Sections 10.2 and 12.2.

Attest:            MONUMENT ADVISORS LTD.


                   By:__________________________________________


     Monument Distributors, Inc. hereby joins in this Agreement with respect to and agrees to the matters described in Section 12.2.

Attest:            MONUMENT DISTRIBUTORS, INC.


                   By:__________________________________________

                                    EXHIBIT B

                   DESCRIPTIONS OF EACH MONUMENT FUND AND THE
                           CORRESPONDING ORBITEX FUND

Name of Monument Fund                                                Page
---------------------                                                ----

Digital Technology Fund                                               B-2
Medical Sciences Fund                                                B-10
Telecommunications Fund                                              B-17

                             DIGITAL TECHNOLOGY FUND

                    Comparison of the Digital Technology Fund
                        and the Emerging Technology Fund

o    Investment Objectives are substantially similar.

          The Digital Technology Fund seeks to maximize long-term appreciation of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of companies involved in or supporting digital technology industries, including Internet or Internet-related businesses.

          The Emerging Technology Fund seeks long-term growth of capital by investing primarily in a globally diversified portfolio of equity securities of companies engaged in the research, design, development or manufacturing of new or emerging technologies.

o    Principal Investment Strategies are substantially similar.

          Digital Technology Fund

          --   invests at least 65% of its total  assets in the common  stock of
               companies   involved   in  or   supporting   digital   technology
               industries, including Internet or Internet-related businesses.

          -- digital technology industries include, but are not limited to, communications and communications equipment; computer hardware, peripherals and software; networking equipment; digital consumer electronics; semiconductors and semiconductor equipment; and other emerging technologies that utilize digital processes. The industry also includes companies engaging in "second-phase" Internet-related businesses that involve infrastructure, enabling technologies and communications, and typically derive at least 50% of their assets, gross income, or net profits from the research, design, development, manufacture or distribution of products, processes or services for use with Internet or Intranet-related businesses.

          --   may invest in equity securities of U.S. and foreign issuers.

          Emerging Technology Fund

          --   invest  at least 65% of its  total  assets  in equity  securities
               (primarily   common   stocks)   issued  by  emerging   technology
               companies.

          -- emerging technology companies include, among others, companies that are engaged in the research, design, development or manufacturing of innovative technologies. These companies include those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries that are seeking better ways to leverage technology.

          --   invests  at  least  25% of its  total  assets  in  securities  of companies in the chemical manufacturing, the computer and electronic product manufacturing, the electrical equipment, appliance and component manufacturing, the aerospace product and parts manufacturing, and the medical equipment and supplies manufacturing industries.

          --   may invest in equity securities of U.S. and foreign issuers.

o    Investment Risks are substantially similar.

          The principal investment risks associated with an investment in the Digital Technology Fund are substantially similar to those associated with an investment in the Emerging Technology Fund. Both Funds invest primarily in equity securities and, as a result, are subject to stock market risk and stock selection risk. Both Funds invest primarily in the technology sector and are subject to the unique risks of this sector. Both Funds may invest in foreign securities and, therefore, are subject to risks associated with an investment in foreign securities, including foreign currency risk. The Digital Technology Fund is a diversified portfolio, while the Emerging Technology Fund is a non-diversified portfolio. A diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its assets in any one issuer. A non-diversified portfolio is not subject to this limitation.

          The principal risks of these Funds are discussed below.

               Stock Market Risk -- Market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

               Stock Selection Risk -- Selection risk is the risk that the stocks that the investment adviser selects will underperform the relevant market or other funds with similar investment objectives and investment strategies.

               Technology Risk -- Technology stocks, in general, tend to be highly volatile as compared to other types of investments. Since the portfolios of the Funds are concentrated in securities of technology-related companies, the investment risk is greater than if the portfolios were invested in a more diversified manner among various sectors. Industries throughout the technology field include many smaller and less seasoned companies. These types of companies may present greater opportunities for capital appreciation, but also may involve greater risks. Such companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. In addition, the securities of smaller companies may be subject to more volatile market movements than the securities of larger, more established companies. Technology companies also are strongly affected by worldwide scientific or technological developments, and their products and services may not be economically successful or may quickly become outdated. Certain of such companies also offer products or services that are subject to governmental regulation and may, therefore, be affected adversely by governmental policies. The Funds may purchase securities of companies which have no earnings or have experienced losses. The Funds generally will make these investments based on a belief that actual or anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perceptions about the company change, the company's stock price may decline sharply and its securities may become less liquid.

               Smaller Companies Risk -- Each Fund may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

               Foreign Investing Risk -- Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

               Currency Risk-- The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

               Non-Diversified Risk -- As a non-diversified fund, the Emerging Technology Fund may invest more of its assets in fewer companies than the Digital Technology Fund. If the Emerging Technology Fund invests in securities of a smaller number of issuers, its risk is increased because developments affecting an individual issuer will have a greater impact on the Emerging Technology Fund's performance.

          A complete discussion of the risk factors to which an investment in the Emerging Technology Fund is subject is set forth in the Orbitex Prospectus under the caption "More Information About Risks."

o    Investment Restrictions are substantially similar.

          Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Digital Technology Fund's or the Emerging Technology Fund's outstanding voting shares. Neither Fund may:

          1. issue senior securities, except to the extent permitted by the Investment Company Act, including permitted borrowings.

          2. make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33-1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements.

          3. borrow money, except for temporary or emergency purposes (in the case of the Digital Technology Fund) in an amount not exceeding 33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Emerging Technology Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. As a non-fundamental operating policy, the Digital Technology Fund will not purchase securities when its borrowings exceed 5% of its total assets.

          4. underwrite the securities of other issuers, except to the extent that (in connection with the disposition of portfolio securities) the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

          5. invest in securities for the purpose of exercising management or control of the issuer. This investment restriction is a non-fundamental policy of the Emerging Technology Fund and may be changed by vote of a majority of Orbitex's Board of Trustees at any time.

          6. purchase or sell commodity contracts, except that each Fund may (as appropriate and consistent with its investment objectives and policies) enter into financial futures contracts, options on such futures contracts, forward foreign currency exchange contracts, forward commitments, and repurchase agreements.

          7. purchase or sell real estate or any interest therein, except that each Fund may (as appropriate and consistent with its investment objectives and policies) invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities.

          8. invest in the securities of other investment companies, except as otherwise permitted by the Investment Company Act and the regulations thereunder or exemptions therefrom and, in the case of the Digital Technology Fund, except as may be acquired pursuant to a plan or reorganization, merger, consolidation or acquisition. This investment restriction is a non-fundamental policy of the Emerging Technology Fund and may be changed by vote of a majority of Orbitex's Board of Trustees at any time.

          In addition,  as a diversified  fund, the Digital  Technology Fund has
          adopted  two  additional  fundamental  investment  restrictions.   The
          Digital Technology Fund may not:

               (i) with respect to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.

               (ii) with respect to 75% of its assets, purchase more than 10% of the outstanding voting securities of any issuer.

          The Emerging Technology Fund has adopted two additional fundamental investment restrictions. The Emerging Technology Fund will invest at least 25% of its total assets in securities of emerging companies (as defined in the Orbitex Prospectus). The Emerging Technology Fund may not purchase securities on margin, except it may make margin deposits in connection with permissible options and futures transactions and may obtain short term credits as may be necessary for clearance of transactions.

          The Digital Technology Fund has adopted the following non-fundamental policies, which may be changed by vote of a majority of Monument's Board of Trustees at any time. The Digital Technology Fund may not:

          (1) pledge, mortgage or hypothecate its assets as security for loans, or engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of a money market mutual fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments).

          (2) invest more than 5% of its net assets (valued at the lower of cost or market) in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange.

          (3) engage in short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold.

          The Emerging Technology Fund has adopted the following non-fundamental policies, which may be changed by vote of a majority of Orbitex's Board of Trustees at any time. The Emerging Technology Fund may not:

          (a) invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

          (b) purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days.

          (c) mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33-1/3% of the Fund's total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

o    Fees and Expenses

          The following table sets forth the fees and expenses of the Digital Technology Fund, and the Emerging Technology Fund as of April 30, 2001 and, assuming the Reorganization took place on such date, the estimated annualized fees and expenses of the Combined Fund.


                                    Fee Table
                              as of April 30, 2001

                                                                Actual                                           Pro Forma
                                                                ------                                           ---------
                                           Digital Technology              Emerging Technology                   Combined
                                                  Fund                            Fund*                           Fund(a)
                                      --------------------------------------------------------------------------------------------
                                      Class A   Class B   Class C     Class A    Class B   Class C     Class A   Class B   Class C
                                      Shares    Shares    Shares      Shares     Shares    Shares      Shares    Shares    Shares
                                      ---------------------------     ----------------------------     ---------------------------
Shareholder Fees (fees paid
   directly from a shareholder's
   investment):
   Maximum Sales Charge (Load)
      imposed on purchases (as a
      percentage of offering price).   5.75%     None      1.00%       5.75%      None      None        5.75%     None      None
   Maximum Deferred Sales Charge
      (Load) (as a percentage of
      original purchase price or
      redemption proceeds,
      whichever is lower) ..........   None      5.00%(b)  1.00%(c)    None(d)    5.00%(e)  1.00%(f)    None(d)   5.00%(e)  1.00%(f)
   Maximum Sales Charge (Load)
      Imposed on Dividend
      Reinvestments ................   None      None      None        None       None      None        None      None      None
Annual Fund Operating Expenses
   (expenses that are deducted from
   Fund assets):
   Investment Advisory Fees ........   1.25%     1.25%     1.25%       1.25%      1.25%     1.25%       1.25%     1.25%     1.25%
   Distribution and/or Service
      (12b-1) Fees(g) ..............   0.50%     1.00%     1.00%       0.50%      1.00%     1.00%       0.50%     1.00%     1.00%
   Other Expenses (including
      transfer agent fees) .........   1.46%     1.47%     1.49%       2.16%(h)   2.16%(h)  2.16%(h)    1.03%(h)  1.03%(h)  1.03%(h)
   Total Annual Fund Operating
      Expenses .....................   3.21%     3.72%     3.74%       3.91%      4.41%     4.41%       2.78%     3.28%     3.28%
   Fee Waiver and Expense
      Reimbursement ................   --        --        --          1.41%(i)   1.41%(i)  1.41%(i)    0.28%(i)  0.28%(i)  0.28%(i)
   Net Expenses ....................   3.21%     3.72%     3.74%       2.50%      3.00%     3.00%       2.50%     3.00%     3.00%

----------
*    The Emerging Technology Fund has not yet commenced operations.

(a)  Assumes that the Reorganization took place on April 30, 2001.

(b) A 5% deferred sales charge as a percentage of the original purchase price will apply to any redemption made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four the sales charge is reduced to 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge is eliminated after the sixth year. Class B shares automatically convert to Class A shares eight years after the calendar month end in which the Class B shares were purchased.

(c) A contingent deferred sales charge of 1.00% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase.

(d) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(e) The contingent deferred sales charge payable upon redemption of Class B shares declines over time.

(f) The contingent deferred sales charge applies to redemptions of Class C shares within eighteen months of purchase.

(g) Including a 0.25% shareholder servicing fee (except in the case of the Class A shares of the Emerging Technology Fund).

(h)  Other expenses are based on estimated amounts for the current fiscal year.

(i) Orbitex Management has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the total annual operating expense ratio of Class A shares, Class B shares and Class C shares do not exceed 2.50%, 3.00% and 3.00%, respectively. This arrangement will remain in effect until at least April 30, 2003. The information contained in the table above and the example below reflects the expenses of each class of the Emerging Technology Fund and the Combined Fund taking into account any applicable fee waivers and/or reimbursements.

          Examples:

          These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although a shareholder's actual costs may be higher or lower, based on these assumptions your costs would be:

                           Cumulative Expenses Paid on
                               Shares of each Fund
                           for the Periods Indicated:

                                         1 Year    3 Years    5 Years   10 Years
                                         ------    -------    -------   --------
Digital Technology Fund
   Class A Shares.....................   $880      $1,507     $2,157    $3,886
   Class B Shares.....................   $874      $1,438     $2,120    $3,967
   Class C Shares.....................   $573      $1,332     $2,111    $4,144
Emerging Technology Fund
   Class A Shares.....................   $814      $1,558     $2,321    $4,309
   Class B Shares.....................   $803      $1,508     $2,324    $4,337
   Class C Shares.....................   $500      $1,296     $2,202    $4,516
Combined Fund(a)
   Class A Shares.....................   $814      $1,363     $1,936    $3,486
   Class B Shares.....................   $803      $1,284     $1,888    $3,444
   Class C Shares.....................   $500      $1,074     $1,771    $3,622

----------
(a)  Assumes that the Reorganization took place on April 30, 2001.

          The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "The Reorganizations--Potential Benefits to Shareholders as a Result of the Reorganizations" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."

o    Portfolio Managers

          Monument Advisors use a team approach in managing the Digital Technology Fund. Orbitex Management will use a team of investment professionals to manage the Emerging Technology Fund following the Reorganization. The team will be led by Neil Feinberg, the President and Chief Investment Officer of Orbitex Management since December 2000. Mr. Feinberg founded Nebo Management in 1999. Previously, Mr. Feinberg was employed as a Director and Senior Portfolio Manager by Mackay-Shields Financial Corp., a unit of New York Life, from 1992 until 1999.

o    Capitalization

          The Digital Technology Fund currently has three classes of shares outstanding. The Emerging Technology Fund has not commenced operations. The following table sets forth as of April 30, 2001, (i) the capitalization of the Class A, Class B and Class C Shares of the Digital Technology Fund and (ii) the capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

                              Digital Technology Fund       Emerging Technology Fund                Combined Fund
                           Class A     Class B    Class C   Class A  Class B  Class C      Class A      Class B      Class C
                           -------     -------    -------   -------  -------  -------      -------      -------      -------
Total Net Assets        $36,823,047  $8,218,986   $61,672     N/A      N/A      N/A      $38,823,047   $8,218,986    $61,672
Net Asset Value
   per Share                  $5.77       $5.70     $5.76     N/A      N/A      N/A           $10.00       $10.00     $10.00
Shares Outstanding        6,381,041   1,441,323    10,710     N/A      N/A      N/A     3,682,304.70   821,898.60   6,167.20

o    Share Ownership

          Entities known by the Digital Technology Fund to own of record or beneficially 5% or more of its outstanding shares:

          [The Trustees and Officers of Monument, as a group, owned less than 1% of the Class A, Class B and Class C Shares of the Digital Technology Fund.]

                              MEDICAL SCIENCES FUND

                     Comparison of the Medical Sciences Fund
                            and the Healthcare Fund*

o    Investment Objectives are identical.

          Each Fund seeks to maximize  long-term  appreciation of capital.  Each
          Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of medical sciences companies.

o    Principal Investment Strategies are identical.

          Each Fund invests at least 65% of its total assets in the common stock of companies principally engaged in research, development, production and distribution of medical products and services. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; and companies engaged in medical, diagnostic, biochemical and biotechnological research and development.

o    Investment Risks are identical.

          The principal investment risks associated with an investment in the Medical Sciences Fund are identical to those associated with an investment in the Healthcare Fund. Both Funds invest primarily in medical sciences companies and are subject to the unique risks of these companies. Both Funds invest primarily in the technology sector and are subject to the unique risks of this sector. Both Funds may invest in foreign securities and, therefore, are subject to risks associated with an investment in foreign securities, including foreign currency risk. The Medical Sciences Fund is a diversified portfolio, while the Healthcare Fund is a non-diversified portfolio. A diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its assets in any one issuer. A non-diversified portfolio is not subject to this limitation.

          The principal risks of the Funds are discussed below.

               Stock Market Risk -- Market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

               Stock Selection Risk -- Selection risk is the risk that the stocks that the investment adviser selects will underperform the relevant market or other funds with similar investment objectives and investment strategies.

               Healthcare Risk -- Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory

----------
* The Healthcare Fund will be organized for the purpose of continuing the investment operations of the Medical Sciences Fund.

          requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, each Fund's performance may sometimes be significantly better or worse than that of other types of funds.

               Smaller Companies Risk -- Each Fund may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

               Foreign Investing Risk -- Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

               Currency Risk -- The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

               Non-Diversified  Risk  --  As a  non-diversified  portfolio,  the
          Healthcare Fund may invest more of its assets in fewer companies than the Medical Sciences Fund. If the Healthcare Fund invests in securities of a smaller number of investments, its risk is increased because developments affecting an individual issuer will have a greater impact on the Healthcare Fund's performance.

o    Investment Restrictions are substantially similar.

          Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Medical Sciences Fund's or the Healthcare Fund's outstanding voting shares. Neither Fund may:

          1. issue senior securities, except to the extent permitted by the Investment Company Act, including permitted borrowings.

          2. make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33-1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements.

          3. borrow money, except for temporary or emergency purposes (in the case of the Medical Sciences Fund) in an amount not exceeding 33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Healthcare Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. As a non-fundamental operating policy, the Medical Sciences Fund will not purchase securities when its borrowings exceed 5% of its total assets.

          4. underwrite the securities of other issuers, except to the extent that (in connection with the disposition of portfolio securities) the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

          5. invest in securities for the purpose of exercising management or control of the issuer. This investment restriction is a non-fundamental policy of the Healthcare Fund and may be changed by vote of a majority of Orbitex's Board of Trustees at any time.

          6. purchase or sell commodity contracts, except that each Fund may (as appropriate and consistent with its investment objectives and policies) enter into financial futures contracts, options on such futures contracts, forward foreign currency exchange contracts, forward commitments, and repurchase agreements.

          7. purchase or sell real estate or any interest therein, except that each Fund may (as appropriate and consistent with its investment objectives and policies) invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities.

          8. invest in the securities of other investment companies, except as otherwise permitted by the Investment Company Act and the regulations thereunder or exemptions therefrom and, in the case of the Medical Sciences Fund, except as may be acquired pursuant to a plan or reorganization, merger, consolidation or acquisition. This investment restriction is a non-fundamental policy of the Healthcare Fund and may be changed by vote of a majority of Orbitex's Board of Trustees at any time.

          In addition,  as a  diversified  fund,  the Medical  Sciences Fund has
          adopted  two  additional  fundamental  investment  restrictions.   The
          Medical Sciences Fund may not:

               (i) with respect to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.

               (ii) with respect to 75% of its assets, purchase more than 10% of the outstanding voting securities of any issuer.

          The Healthcare Fund has adopted one additional fundamental investment restriction. The Healthcare Fund may not purchase securities on margin, except it may make margin deposits in connection with permissible options and futures transactions and may obtain short term credits as may be necessary for clearance of transactions.

          The Medical Sciences Fund has adopted the following non-fundamental policies, which may be changed by vote of a majority of Monument's Board of Trustees at any time. The Medical Sciences Fund may not:

          (1) pledge, mortgage or hypothecate its assets as security for loans, or engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of a money market mutual fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments).

          (2) invest more than 5% of its net assets (valued at the lower of cost or market) in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange.

          (3) engage in short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold.

          The  Healthcare   Fund  has  adopted  the  following   non-fundamental
          policies, which may be changed by vote of a majority of Orbitex's Board of Trustees at any time. The Healthcare Fund may not:

          (a) invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

          (b) purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days.

          (c) mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33-1/3% of the Fund's total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

o    Fees and Expenses

          The following table sets forth the fees and expenses of the Medical Sciences Fund as of April 30, 2001 and, assuming the Reorganization took place on such date, the estimated annualized fees and expenses of the Combined Fund.

                                    Fee Table
                              as of April 30, 2001

                                                       Actual                          Pro Forma
                                                       ------                          ---------
                                                  Medical Sciences                      Combined
                                                        Fund                            Fund(a)*
                                             ------------------------------------------------------------
                                             Class A  Class B  Class C        Class A   Class B   Class C
                                             Shares   Shares   Shares         Shares    Shares    Shares
                                             -------------------------        --------------------------
Shareholder Fees (fees paid directly from
   a shareholder's investment):
   Maximum Sales Charge (Load) imposed on
     purchases (as a percentage of
     offering price) .....................   5.75%   None      1.00%          5.75%    None      None
   Maximum Deferred Sales Charge (Load)
     (as a percentage of original
     purchase price or redemption
     proceeds, whichever
     is lower) ...........................   None    5.00%(b)  1.00%(c)       None(d)  5.00%(e)  1.00%(f)
   Maximum Sales Charge (Load) Imposed on
     Dividend Reinvestments ..............   None    None      None           None     None      None
Annual Fund Operating Expenses
   (expenses that are deducted from
   Fund assets):
   Investment Advisory Fees ..............   1.25%   1.25%     1.25%          1.25%    1.25%     1.25%
   Distribution and/or Service (12b-1)
     Fees(g) .............................   0.50%   1.00%     1.00%          0.50%    1.00%     1.00%
   Other Expenses (including transfer
     agent fees) .........................   1.50%   1.51%     1.57%          1.07%(h) 1.07%(h)  1.07%(h)
   Total Annual Fund Operating Expenses ..   3.25%   3.76%     3.82%          2.82%    3.32%     3.32%
   Fee Waiver and Expense Reimbursement ..   --      --        --             0.32%(i) 0.32%(i)  0.32%(i)
   Net Expenses ..........................   3.25%   3.76%     3.82%          2.50%    3.00%     3.00%

----------
* The Healthcare Fund has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Medical Sciences Fund upon consummation of the Reorganization.

(a)  Assumes that the Reorganization took place on April 30, 2001.

(b) A 5% deferred sales charge as a percentage of the original purchase price will apply to any redemption made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four the sales charge is reduced to 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge is eliminated after the sixth year. Class B shares automatically convert to Class A shares eight years after the calendar month end in which the Class B shares were purchased.

(c) A contingent deferred sales charge of 1.00% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase.

(d) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(e) The contingent deferred sales charge payable upon redemption of Class B shares declines over time.

(f) The contingent deferred sales charge applies to redemptions of Class C shares within eighteen months of purchase.

(g) Including a 0.25% shareholder servicing fee (except in the case of the Class A shares of the Healthcare Fund).

(h)  Other expenses are based on estimated amounts for the current fiscal year.

(i) Orbitex Management has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the total annual operating expense ratio of Class A shares, Class B shares and Class C shares do not exceed 2.50%, 3.00% and 3.00%, respectively. This arrangement will remain in effect until at least April 30, 2003. The information contained in the table above and the example below relfects the expenses of each class of the Healthcare Fund and the Combined Fund taking into account any applicable fee waivers and/or reimbursements.

          Examples:

          These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although a shareholder's actual costs may be higher or lower, based on these assumptions your costs would be:

                           Cumulative Expenses Paid on
                               Shares of each Fund
                           for the Periods Indicated:

                                       1 Year     3 Years    5 Years   10 Years
                                       ------     -------    -------   --------
Medical Sciences Fund
   Class A Shares.................      $884      $1,518     $2,175     $3,920
   Class B Shares.................      $878      $1,449     $2,139     $4,002
   Class C Shares.................      $580      $1,355     $2,147     $4,213
Combined Fund(a)
   Class A Shares.................      $814      $1,370     $1,952     $3,520
   Class B Shares.................      $803      $1,294     $1,908     $3,484
   Class C Shares.................      $500      $1,084     $1,791     $3,664

----------
(a)  Assumes that the Reorganization took place on April 30, 2001.

          The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "The Reorganizations--Potential Benefits to Shareholders as a Result of the Reorganizations" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."

o    Portfolio Managers

          Monument Advisors uses a team approach in managing the Medical Sciences Fund. Timothy F. Bepler will be the portfolio manager of the Healthcare Fund following the Reorganization. Mr. Bepler joined Orbitex Management in 1999 after three years at Merrill Lynch Asset Management, where he managed the healthcare portion of a growth and income fund. Previously, Mr. Bepler was employed by a division of Credit Suisse from 1995 to 1996 as an analyst following biotechnology, pharmaceutical and medical technology stocks.

o    Capitalization

          The Medical Sciences Fund currently has three classes of shares outstanding. The following table sets forth as of April 30, 2001, (i) the capitalization of the Class A, Class B and Class C Shares of the Medical Sciences Fund and (ii) the capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

                             Medical Sciences Fund               Healthcare Fund                       Combined Fund
                        -------------------------------    ---------------------------      ------------------------------------
                        Class A     Class B     Class C    Class A   Class B   Class C      Class A        Class B       Class C
                        -------     -------     -------    -------   -------   -------      -------        -------       -------
Total Net Assets     $16,973,742  $10,729,381   $83,245      N/A       N/A       N/A      $16,973,742    $10,729,381     $83,245
Net Asset Value
  per Share                $7.68        $7.60     $7.65      N/A       N/A       N/A           $10.00         $10.00      $10.00
Shares Outstanding     2,209,786    1,411,419    10,881      N/A       N/A       N/A     1,697,374.20   1,072,938.10    8,324.50

o    Share Ownership

          Entities known by the Medical Sciences Fund to own of record or beneficially 5% or more of its outstanding shares:

          [The Trustees and Officers of Monument, as a group, owned less than 1% of the Class A, Class B and Class C Shares of the Medical Sciences Fund.]

                             TELECOMMUNICATIONS FUND

                    Comparison of the Telecommunications Fund
                             and the Info-Tech Fund


o    Investment Objectives are substantially similar.

          The Telecommunications Fund seeks to maximize long-term appreciation of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of telecommunications companies.

          The Info-Tech Fund seeks long-term growth of capital through selective investment in the securities of communications, information and related technology companies.

o    Principal Investment Strategies are substantially similar.

          Telecommunications Fund

          -- invests at least 65% of its total assets in the common stock of companies engaged in virtually all aspects of communications services and technologies. These companies may provide network systems and equipment; serve as public and private carriers, whether land-based, wireless or satellite, or provide or distribute value-added services or products.

          --   may invest in equity securities of both U.S. and foreign issuers.

          Info-Tech Fund

          -- invests at least 65% of its total assets in equity securities (primarily common stocks) issued by communications, information and related technology companies.

          -- these companies are principally engaged in development, manufacture, or sale of including, but not limited to, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.

          -- invests at least 25% of its total assets in securities of companies in an industry composed of the publishing, the broadcasting and telecommunications, and the information services and data processing services industries.

          --   may invest in equity securities of both U.S. and foreign issuers.

o    Investment Risks are substantially similar.

          The principal investment risks associated with an investment in the Telecommunications Fund are substantially similar to those associated with an investment in the Info-Tech Fund. Both Funds invest primarily in equity securities and, as a result, are subject to stock market risk and stock selection risk. Both Funds invest primarily in the telecommunications sector and are subject to the unique risks of this sector. Both Funds may invest in foreign securities and, therefore, are subject to risks associated with an investment in foreign securities, including foreign currency risk. The Telecommunications Fund is a diversified portfolio, while the Info-Tech Fund is a non-diversified portfolio. A diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its assets in any one issuer. A non-diversified portfolio is not subject to this limitation.

          The principal risks of the Funds are discussed below.

               Stock Market Risk -- Market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

               Stock Selection Risk -- Selection risk is the risk that the stocks that the investment adviser selects will underperform the relevant market or other funds with similar investment objectives and investment strategies.

               Telecommunications Industry Risk -- Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, telecommunications companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many telecommunications companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many telecommunications companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

               Smaller Companies Risk -- Each Fund may invest in equity securities without restriction as to market capitalization, such as those issued by smaller capitalization companies, including micro cap companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

               Foreign Investing Risk -- Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

               Currency Risk -- The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

               Non-Diversified  Risk  --  As a  non-diversified  portfolio,  the
          Info-Tech Fund may invest more of its assets in fewer companies than the Telecommunications Fund. If the Info-Tech Fund invests in securities of a smaller number of investments, its risk is increased because developments affecting an individual issuer will have a greater impact on the Info-Tech Fund's performance.

          A complete discussion of the risk factors to which an investment in the Info-Tech Fund is subject is set forth in the Orbitex Prospectus under the caption "More Information About Risks."

o    Investment Restrictions are substantially similar.

          Unless otherwise noted, each investment restriction listed below is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Telecommunications Fund's or the Info-Tech Fund's outstanding voting shares. Neither Fund may:

          1. issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

          2. make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33-1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements.

          3. borrow money, except for temporary or emergency purposes (in the case of the Telecommunications Fund) in an amount not exceeding
               33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Info-Tech Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. As a non-fundamental operating policy, the Telecommunications Fund will not purchase securities when its borrowings exceed 5% of its total assets.

          4. underwrite the securities of other issuers, except to the extent that (in connection with the disposition of portfolio securities) the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

          5. invest in securities for the purpose of exercising management or control of the issuer. This investment restriction is a non-fundamental policy of the Info-Tech Fund and may be changed by vote of a majority of Orbitex's Board of Trustees at any time.

          6. purchase or sell commodity contracts, except that each Fund may (as appropriate and consistent with its investment objectives and policies) enter into financial futures contracts, options on such futures contracts, forward foreign currency exchange contracts, forward commitments, and repurchase agreements.

          7. purchase or sell real estate or any interest therein, except that each Fund may (as appropriate and consistent with its investment objectives and policies) invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities.

          8. invest in the securities of other investment companies, except as otherwise permitted by the Investment Company Act and the regulations thereunder or exemptions therefrom and, in the case of the Telecommunications Fund, except as may be acquired pursuant to a plan or reorganization, merger, consolidation or acquisition. This investment restriction is a non-fundamental policy of the Info-Tech Fund and may be changed by vote of a majority of Orbitex's Board of Trustees at any time.

          In addition,  as a diversified fund, the  Telecommunications  Fund has
          adopted  two  additional  fundamental  investment  restrictions.   The
          Telecommunications Fund may not:

               (i) with respect to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer.

               (ii) with respect to 75% of its assets, purchase more than 10% of the outstanding voting securities of any issuer.

          The Info-Tech Fund has adopted two additional fundamental investment restrictions. The Info-Tech Fund will not:

               (i) invest  less than 25% of its total  assets in  securities  of
          companies  in  communications,   information   technology  or  related
          technology sectors (as defined in the Orbitex Prospectus).

               (ii) purchase securities on margin, except it may make margin deposits in connection with permissible options and futures transactions and may obtain short term credits as may be necessary for clearance of transactions.

          The Telecommunications Fund has adopted the following non-fundamental policies, which may be changed by vote of a majority of Monument's Board of Trustees at any time. The Telecommunications Fund may not:

          (1) pledge, mortgage or hypothecate its assets as security for loans, or engage in joint or joint and several trading accounts in securities, except that it may participate in joint repurchase arrangements, invest its short-term cash in shares of a money market mutual fund (pursuant to the terms of any order, and any conditions therein, issued by the SEC permitting such investments).

          (2) invest more than 5% of its net assets (valued at the lower of cost or market) in warrants, nor more than 2% of its net assets in warrants not listed on either the New York or American Stock Exchange.

          (3) engage in short sales, unless at the time the Fund owns securities equivalent in kind and amount to those sold.

          The Info-Tech Fund has adopted the following non-fundamental policies, which may be changed by vote of a majority of Orbitex's Board of Trustees at any time. The Info-Tech Fund may not:

          (a) invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

          (b) purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days.

          (c) mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33-1/3% of the Fund's total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

o    Fees and Expenses

          The following table sets forth the fees and expenses of the Telecommunications Fund and the Info-Tech Fund as of April 30, 2001 and, assuming the Reorganization took place on such date, the estimated annualized fees and expenses of the Combined Fund.

                                    Fee Table
                              as of April 30, 2001

                                                                   Actual                                       Pro Forma
                                                                   ------                                       ---------
                                               Telecommunications                                               Combined
                                                      Fund                     Info-Tech Fund                    Fund(a)
                                           ---------------------------------------------------------------------------------------
                                           Class A  Class B  Class C     Class A   Class B   Class C    Class A   Class B   Class C
                                           Shares   Shares   Shares      Shares    Shares    Shares     Shares    Shares    Shares
                                           -------------------------     ---------------------------    --------------------------
Shareholder Fees (fees paid directly
   from a shareholder's investment):
   Maximum Sales Charge (Load) imposed
     on purchases (as a percentage of
     offering price) ....................  5.75%    None      1.00%       5.75%    None      None        5.75%    None      None
   Maximum Deferred Sales Charge (Load)
     (as a percentage of original
     purchase price or redemption
     proceeds, whichever is lower) ......  None     5.00%(b)  1.00%(c)   None(d)   5.00%(e)  1.00%(f)   None(d)   5.00%(e)  1.00%(f)
   Maximum Sales Charge (Load) Imposed
     on Dividend Reinvestments ..........  None     None      None        None     None      None        None     None      None
Annual Fund Operating Expenses
   (expenses that are deducted from
   Fund assets):
   Investment Advisory Fees .............  1.25%    1.25%     1.25%       1.25%    1.25%     1.25%       1.25%    1.25%     1.25%
   Distribution and/or Service (12b-1)
     Fees(g) ............................  0.50%    1.00%     1.00%       0.40%    1.00%     1.00%       0.40%    1.00%     1.00%
   Other Expenses (including transfer
     agent fees) ........................  2.15%    2.16%     2.22%       0.49%    0.50%     0.51%       0.49%    0.50%     0.51%
   Total Annual Fund Operating Expenses .  3.90%    4.41%     4.47%       2.14%    2.75%     2.76%       2.14%    2.75%     2.76%
   Fee Waiver and Expense Reimbursement .    --       --        --        0.14%    0.15%     0.16%       0.14%    0.15%     0.16%
   Net Expense ..........................  3.90%    4.41%     4.47%       2.00%    2.60%     2.60%       2.00%    2.60%     2.60%

----------
(a)  Assumes that the Reorganization took place on April 30, 2001.

(b) A 5% deferred sales charge as a percentage of the original purchase price will apply to any redemption made within the first year. During the second year, redeemed shares will incur a 4.00% sales charge. During years three and four the sales charge is reduced to 3.00%, during year five 2.00%, and during year six 1.00%. The contingent deferred sales charge is eliminated after the sixth year. Class B shares automatically convert to Class A shares eight years after the calendar month end in which the Class B shares were purchased.

(c) A contingent deferred sales charge of 1.00% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase.

(d) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(e) The contingent deferred sales charge payable upon redemption of Class B shares declines over time.

(f) The contingent deferred sales charge applies to redemptions of Class C shares within eighteen months of purchase.

(g) Including a 0.25% shareholder servicing fee (except in the case of the Class A shares of the Info-Tech Fund).

          Examples:

          These examples assume that a shareholder invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although a shareholder's actual costs may be higher or lower, based on these assumptions your costs would be:

                           Cumulative Expenses Paid on
                               Shares of each Fund
                           for the Periods Indicated:

                                         1 Year    3 Years    5 Years   10 Years
                                         ------    -------    -------   --------
Telecommunications Fund..............
   Class A Shares....................     $945     $1,696     $2,464     $4,459
   Class B Shares....................     $942     $1,635     $2,438     $4,542
   Class C Shares....................     $644     $1,535     $2,442     $4,744
Info-Tech Fund.......................
   Class A Shares....................     $766     $1,194     $1,646     $2,895
   Class B Shares....................     $763     $1,139     $1,641     $2,923
   Class C Shares....................     $363       $841     $1,445     $3,078
Combined Fund(a).....................
   Class A Shares....................     $766     $1,194     $1,646     $2,895
   Class B Shares....................     $763     $1,139     $1,641     $2,923
   Class C Shares....................     $363       $841     $1,445     $3,078

----------
(a)  Assumes that the Reorganization took place on April 30, 2001.

          The Examples set forth above assume reinvestment of all dividends and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "The Reorganizations--Potential Benefits to Shareholders as a Result of the Reorganizations" and "Comparison of the Funds--Management," "--Purchase of Shares" and "--Redemption of Shares."

o    Portfolio Managers

          Monument Advisors uses a team approach in managing the Telecommunications Fund. Glen H. Frey is the portfolio manager of the Info-Tech Fund and will be the portfolio manager of the Combined Fund. Mr. Frey joined Orbitex Management in May 2000. Previously, Mr. Frey held several positions at Morgan Stanley Dean Witter Advisers from 1997 to 2000, including portfolio manager and senior equity analyst covering the software, data networking, telecom and internet industries. From 1995 to 1997, Mr. Frey was an investment analyst at Brinson Partners Inc., where he was responsible for managing a $15 billion domestic equity portfolio, as well as analyzing and managing technology investments.

o    Capitalization

          The Telecommunications Fund and the Info-Tech Fund each currently has three classes of shares outstanding. The following table sets forth as of April 30, 2001, (i) the capitalization of the Telecommunications Fund; (ii) the capitalization of the Info-Tech Fund; and (iii) the capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

                           Telecommunications Fund                 Info-Tech Fund                          Combined Fund
                       ------------------------------     ---------------------------------       ---------------------------------
                       Class A     Class B    Class C     Class A      Class B      Class C       Class A      Class B      Class C
                       -------     -------    -------     -------      -------      -------       -------      -------      -------
Total Net Assets     $6,339,636  $4,150,150   $76,765  $51,444,257  $66,332,654  $10,296,256   $57,783,894  $70,482,804  $10,373,021
Net Asset Value
  per Share               $7.10       $7.02     $7.07       $17.20       $15.81       $15.87        $17.20       $15.81       $15.87
Shares Outstanding      892,609     590,817    10,863    3,174,156    4,195,016      648,641     3,359,529    4,458,115      653,625

o    Share Ownership

          Telecommunications Fund

          Entities known by the Telecommunications Fund to own of record or beneficially 5% or more of its outstanding shares:

          [The Trustees and Officers of Monument, as a group, owned less than 1% of the Class A, Class B and Class C Shares of the Telecommunications Fund.]

          Info-Tech Fund

          Entities known by the Info-Tech Fund to own of record or beneficially 5% or more of its outstanding shares:

          [The Trustees and Officers of Orbitex, as a group, owned less than 1% of the Class A, Class B and Class C Shares of the Info-Tech Fund.]

                                    EXHIBIT C

                        INVESTMENT SUBADVISORY AGREEMENT


     This Investment Subadvisory Agreement ("Agreement"), effective as of May 8, 2001 between MONUMENT ADVISORS, LTD, a Maryland corporation (the "Advisor"), which is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"), and ORBITEX MANAGEMENT, INC., a New York corporation, which is also registered as an investment adviser under the Advisers Act (the "Subadvisor") (collectively, the "Parties").

     WHEREAS, the Advisor has entered into an Amended and Restated Investment Advisory Agreement, dated June 30, 2000 ("Advisory Agreement"), with the Monument Series Fund, a Delaware business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Advisor desires to retain the Subadvisor to furnish certain investment advisory services in connection with the Advisor's investment advisory activities associated with the Monument Series Fund, specifically all Share classes of the Monument Digital Technology Fund, Monument Medical Sciences Fund, and Monument Telecommunications Fund (individually, a "Portfolio"; collectively, the "Fund");

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, and other good and valuable consideration the receipt of which is hereby acknowledged, the Parties agree as follows:

1.   Appointment of Subadvisor.

          a. In accordance with and subject to the Advisory Agreement between the Fund and the Advisor, the Advisor hereby appoints the Subadvisor to perform portfolio selection services for the investment and reinvestment of the Fund's assets, subject to the control and direction of the Fund's Board of Trustees ("Board") for the period and on the terms set forth in this Agreement. The Subadvisor accepts such appointment and agrees to furnish services for the consideration set forth in Schedule A. The Subadvisor is to be deemed an independent contractor and will, except as expressly provided or authorized (whether in this Agreement or otherwise), have no authority to act for or represent the Fund or the Advisor in any way or otherwise be deemed an agent of the Fund or the Advisor. In the performance of its duties, the Subadvisor will act in the best interests of the Fund and will comply with (i) applicable laws and regulations, including, but not limited to, the 1940 Act, (ii) the terms of this Agreement, (iii) the Fund's Declaration of Trust and Bylaws,
               (iv) the Fund's registration statement as from time to time amended, and (v) such other guidelines as the Board or Advisor may establish. The Advisor shall be responsible for providing the Subadvisor with current copies of items (iii), (iv), and (v) of this Section.

          b. In accordance with the terms of Rule 15a-4 under the 1940 Act, this Agreement will not extend beyond 150 days from its effective date with respect to any Portfolio unless approved by the shareholders of that Portfolio by the vote required by applicable law, and consistent with the provisions of Section 7 of this Agreement.

2.   Services to be Rendered by the Subadvisor to the Fund.

          a. Investment Program. Subject to the control of the Board and the Advisor, and in accordance with Section 1 above, the Subadvisor, at its own expense, will maintain a continuous investment program for the Fund, including investment research and management with respect to the investment and reinvestment of the underlying securities of the Fund, and will take steps reasonably necessary to implement this program. The Subadvisor will provide periodic reports to the Advisor relating to the investment activities and strategies it employs. The Subadvisor will also render reports to the Advisor and/or the Board concerning the investment activities and composition of any Portfolio or the Fund, in such form and at such intervals, as the Advisor may from time to time require.

          b. Availability of Personnel. The Subadvisor, at its own expense, will make itself available to the Board and Advisor, its portfolio managers and other appropriate personnel, either in person, or, at the mutual convenience of the Advisor and the Subadvisor, by telephone, in order to review the Fund's investment policies and/or to consult with the Board or the Advisor regarding the Fund's investment affairs, including but not limited to, economic, statistical and investment matters relevant to the Subadvisor's duties hereunder.

          c. Expenses, Salaries and Facilities. The Subadvisor will pay all expenses incurred by it in connection with its activities under this Agreement, including but not limited to, all salaries of personnel and facilities necessary to execute its duties under this Agreement.

          d. Compliance Reports. The Subadvisor, at its expense, will provide the Advisor with such compliance reports relating to its duties under this Agreement as may be agreed upon by the Parties from time to time.

          e. Valuation. The Subadvisor will assist the Fund and its agents in determining whether prices obtained for valuation purposes accurately reflect market price information relating to the assets of the Fund for which the Subadvisor has responsibility on a daily basis (unless otherwise agreed upon by the Parties) and at such other times as the Advisor shall reasonably request.

          f. Executing Portfolio Transactions. In selecting brokers and dealers to execute purchases and sales of investments for the Fund, the Subadvisor will use its best efforts to obtain the most favorable price and execution available. The Subadvisor agrees to provide the Advisor and the Fund with copies of its policy with respect to allocation of trades for the Fund. Subject to review by the Board of the policies and procedures employed, the Subadvisor may execute trades on behalf of the Fund through brokers that charge higher commission fees than other brokers would have charged for effecting the same transaction if the Subadvisor determines, in good faith, that such amount of commission is reasonable in relationship to the value of such brokerage or research services provided viewed in terms of that particular transaction or the Subadvisor `s overall responsibilities to the Fund or its or their other advisory clients.

          g. Voting Proxies. Unless otherwise directed by the Advisor or Board, the Subadvisor agrees to vote all proxies for the Fund's portfolio investments in a timely manner, subject to the direction of the Fund's Trustees.

3.   Books and Records.

          In connection with the purchase and sale of underlying Fund securities, the Subadvisor will arrange for the transmission to the Advisor or its agent, on a daily basis, such confirmations, trade tickets or other documentation as may be necessary to enable the Advisor to perform its accounting and administrative responsibilities with respect to the management of the Fund. The Subadvisor hereby agrees that any records maintained by it in connection with this Agreement are (a) property of the Fund; (b) will be surrendered promptly to the Fund or the Advisor upon request; (c) if required to be held in its custody it will be maintained pursuant to Rule 31a-1(b) under the 1940 Act, insofar as such records relate to the investment affairs of the Fund for which the Subadvisor has responsibility under this Agreement; and (d) it will preserve such records for the periods prescribed by Rule 31a-2 under the 1940 Act.

4.   Other Agreements, Exclusivity.

          The Parties and their affiliates may have advisory, management service or other agreements with other organizations and persons, and may have other interests and businesses.

5.   Compensation.

          The Advisor will compensate the Subadvisor for services rendered pursuant to this Agreement with a Subadvisory fee ("Fee") as specified in Schedule A to this Agreement. This Fee shall be paid by the Advisor and the Fund shall have no direct expense associated with the Fee. During the term of this Agreement the Fee shall be payable 15 business days after the preceding month's end. If the Subadvisor shall serve for less than the whole of a month, the Fee shall be prorated. Schedule A may be amended from time to time, provided that amendments are made in conformity with applicable laws and regulations and the Fund's Declaration of Trust and Bylaws.. Compensation will be paid subject to the procedures for payment earned during the interim period as set forth in Schedule A.

6.   Assignment and Amendment of Agreement.

          This Agreement shall automatically terminate without the payment of any penalty in the event of its assignment or if the Advisory Agreement between the Advisor and the Fund shall terminate for any reason. This Agreement shall not be materially amended unless such amendment is approved by: (a) a majority of the Trustees of the Fund; and (b) to the extent required by the 1940 Act or rules and regulations promulgated thereunder: (i) the affirmative vote of a majority of the outstanding securities of any Portfolio affected by such amendment; and (ii) the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund, the Advisor or the Subadvisor.

7.   Duration and Termination of the Agreement.

          a. Term. This Agreement shall not extend beyond 150 days from its effective date unless approved by the shareholders of each Portfolio, and if so approved, will continue with respect to each Portfolio until the earlier of: (i) two years from its effective date; or (ii) the closing of the reorganization of that Portfolio into the appropriate series of the Orbitex Group of Funds. This Agreement shall become effective with respect to each Portfolio as of the date stated above.

          b.   Termination.

               (i) The Agreement will automatically and immediately terminate in the event of its assignment or in the event the Advisory Agreement is terminated for any reason;

               (ii) With respect to each Portfolio, during the period beginning as of the date of the execution of this Agreement until the earlier of: (a) 150 days after the execution of this Agreement; and (b) approval of this agreement by the vote of a majority of the outstanding voting securities of that Portfolio, this Agreement may be terminated by the Advisor without the payment of any penalty with 10 days written notice to the Subadvisor.

               (iii) Following  the approval of this  Agreement  with respect to any Portfolio by a vote of a majority of the outstanding voting securities of that Portfolio, either party may terminate the Agreement with respect to that Portfolio with 60 days written notice to the other party.

               (iv) The Agreement will terminate automatically after 150 days with respect to any Portfolio if the Agreement is not approved by a vote of the majority of the outstanding voting securities of that Portfolio.

               Upon termination of this Agreement all duties delegated to the Subadvisor under this Agreement shall automatically revert to the Advisor.

8.   Notice to the Advisor.

     The Subadvisor is obligated promptly to notify the Advisor in writing of the occurrence of any of the following events:

     a. the Subadvisor fails to be registered as an investment advisor under the Advisers Act or under the laws of any jurisdiction in which the Subadvisor is required to be registered as an investment advisor in order to perform its obligations under this Agreement;

     b. the Subadvisor is served or otherwise has notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Fund; or

     c. any other occurrence that might affect the ability of the Subadvisor to provide the services provided for under this Agreement.

9.   Addresses.

     Notices of any kind to be given to the Advisor or Subadvisor shall be in writing and shall be duly communicated if mailed to:

       Monument Advisors, Ltd.
       7201 Wisconsin Avenue, Suite 650
       Bethesda, MD 20814

       Attention: David A. Kugler

       Orbitex Management, Inc.
       410 Park Avenue, 18th Floor
       New York, NY 10022

       Attention: M. Fyzul Khan

10.  Representations of the Subadvisor.

     a.   The Subadvisor:

          (i) is registered as an investment advisor under the Advisers Act and will continue to be so registered for as long as this Agreement remains in effect;

          (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement;

          (iii) has met, and will seek to continue to meet for as long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory organization necessary to be met in order to perform the services contemplated by this Agreement;

          (iv) has the authority to enter into and perform the services contemplated by this Agreement; and

          (v) will promptly notify the Advisor of the occurrence of any event that would disqualify the Subadvisor from serving as a sub-investment advisor of an investment company pursuant to
                Section 9(a) of the 1940 Act or otherwise.

     b. The Subadvisor has adopted a written code of ethics and appropriate procedures complying with the requirements of Rule 17j-1 under the 1940 Act and has provided the Advisor and the Board with a copy of such code of ethics, together with evidence of its adoption. Upon the written request of the Advisor, the Subadvisor shall permit the Advisor, its employees or its agents to examine the reports required to be made by the Subadvisor pursuant to Rule 17j-1 relevant to the Subadvisor code of ethics.

     c. The Subadvisor has provided the Advisor with a copy of its Form ADV, as most recently filed with the SEC, and undertakes promptly to furnish to the Advisor a copy of all amendments that occur during the term of this Agreement.

     d. The Subadvisor will notify the Advisor of any change of control (as defined in the 1940 Act) of the Subadvisor, including any change of its 25% shareholders and any changes in the key personnel who are either the portfolio manager(s) of the Fund or Portfolios, or senior management of the Subadvisor, in each case prior to, or promptly after, such change.

     e. The Subadvisor agrees that neither it, nor any of its affiliates, will in any way refer directly or indirectly to its relationship with the Fund or the Advisor, in offering, marketing or other promotional materials, without the prior express written consent of the principal underwriter of the Fund.

11.  Indemnification.

     The Subadvisor shall indemnify and hold harmless the Advisor, the Fund, their respective, directors and trustees, officers and shareholders from any and all claims, losses, expenses, obligation and liabilities (including reasonable attorneys fees) that arise or result from the Subadvisor's willful misfeasance, bad faith, negligence or disregard of its duties under this Agreement.

12.  Applicable Law and Jurisdiction.

     This Agreement shall be construed in accordance with the 1940 Act and the laws of the State of Delaware. To the extent that the applicable laws of the State of Delaware conflict with the applicable provisions of the 1940 Act, the latter shall control. Questions relating to the status of the Fund will be resolved by resort to the law governing Delaware business trusts.

     If there is any dispute arising from this Agreement or the services rendered under this Agreement, the Parties must first resort to mediation. If the parties are unable to settle their differences by mutual agreement, they may subsequently resort to legal proceedings, whether state, federal, or otherwise, conducted in the State of Delaware, or in another manner or jurisdiction that is mutually agreed upon by the Parties.

13.  Severability.

     If any provision of this Agreement is held or made invalid by a court decision, statute, rule, agency interpretation or otherwise, the remainder of the Agreement will not be affected and will remain applicable.

14.  Miscellaneous.

     The Parties agree to perform such further acts and execute such further documents as are necessary to effectuate the purposes of this Agreement. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions of the Agreement or otherwise affect their construction or effect. This Agreement is binding on and shall inure to the benefit of the Parties and their respective successors. As used in this Agreement, the terms "majority of the outstanding voting securities," "affiliated person," "interested person," "assignment," "broker," "investment advisor," "net assets," "sale," "sell" and "security" have the same meaning as those terms are defined in the 1940 Act, subject to such exemption as may be granted by the SEC by any rule, regulation or order. Where the effect of a requirement of the federal securities laws reflected in any provision of this Agreement is made less restrictive by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of
     such  rule,   regulation  or  order.   This  Agreement  may  be  signed  in
     counterpart.


IN WITNESS WHEREOF, each has caused this instrument to be signed in duplicate on its behalf by its duly authorized representative, all as of the day and year first written above.


Attest:                                   MONUMENT ADVISORS, LTD.

BY:_______________________                By:______________________________
                                              David A. Kugler, President




Attest:                                   ORBITEX MANAGEMENT, INC.

By:________________________               By:_______________________________
                                              Neil Feinberg, President

                                    EXHIBIT D

                         PRINCIPAL EXECUTIVE OFFICER AND
                      DIRECTORS OF ORBITEX MANAGEMENT, INC.



                            Neil Feinberg, President
                           John W. Davidson, Director
                               Vali Nasr, Director

                       STATEMENT OF ADDITIONAL INFORMATION

                        Orbitex Emerging Technology Fund,
                           Orbitex Healthcare Fund and
                    Orbitex Info-Tech and Communications Fund
                                each a series of
                             ORBITEX GROUP OF FUNDS
                           410 Park Avenue, 18th Floor
                               New York, NY 10022

                        Monument Digital Technology Fund,
                       Monument Medical Sciences Fund and
                        Monument Telecommunications Fund
                                each a series of
                              MONUMENT SERIES FUND
                          7920 Norfolk Ave., Suite 500
                            Bethesda, Maryland 20814

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Orbitex Group of Funds ("Orbitex") and Monument Series Fund (the "Company") dated July , 2001, and with the current prospectus of Orbitex dated September 1, 2000, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling 1-888-672-4839 or by writing to Orbitex at 410 Park Avenue, 18th Floor, New York, New York 10022. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

     Further information about Orbitex and the Orbitex Funds is contained in and incorporated by reference to Orbitex's Statement of Additional Information, dated September 1, 2000, which is incorporated by reference into and accompanies this Statement of Additional Information.

     The Commission maintains a Web site (http://www.sec.gov) that contains the prospectus of the Orbitex Funds and the statement of additional information of Orbitex, other material incorporated by reference and other information regarding Orbitex.

                                TABLE OF CONTENTS

General Information.............................................................
Financial Statements............................................................

     The date of this Statement of Additional Information is July __, 2001.

                               GENERAL INFORMATION

     The shareholders of Monument Digital Technology Fund, Monument Medical Sciences Fund and Monument Telecommunication Fund (the "Monument Funds"), each a series of Monument, are being asked to approve the acquisition of substantially all of the assets of each Monument Fund, and the assumption of substantially all of the liabilities of each Monument Fund, by the corresponding Orbitex Fund, each a series of Orbitex, in exchange solely for an equal aggregate value of shares of the corresponding Orbitex Fund (each, a "Reorganization"). Orbitex is an open-end management investment company organized as a Delaware business trust. A Special Meeting of the shareholders of each Monument Fund to consider the Reorganizations will be held at the offices of Monument Funds Group, Inc. on August __, 2001, at 11:00 a.m., Eastern time.

     For detailed information about the Reorganizations, shareholders of the Monument Funds should refer to the Proxy Statement and Prospectus. For further information about the Orbitex Funds and Orbitex, shareholders should refer to Orbitex's Statement of Additional Information, dated September 1, 2000, which accompanies this Statement of Additional Information and is incorporated by reference herein.

                              FINANCIAL STATEMENTS

     In accordance with Part B, Item 14(a) of Form N-14, pro forma financial statements reflecting consummation of each Reorganization are not required.

Orbitex Funds

     Audited financial statements and accompanying notes of the Info-Tech Fund for the fiscal year ended April 30, 2001 and the independent auditor's report thereon, dated ____________, 2001 are incorporated herein by reference to Orbitex's Annual Report to shareholders, which accompanies this Statement of Additional Information.

Monument Funds

     Audited financial statements and accompanying notes of each Monument Fund for the fiscal year ended October 31, 2000 and the independent auditor's report thereon, dated December 15, 2000 are incorporated herein by reference to Monument's Annual Report to shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes of each Monument Fund for the six months ended April 30, 2001 are incorporated herein by reference to Monument's Semi-Annual Report to shareholders, which accompanies this Statement of Additional Information.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to Article VI of the Registrant's Amended Declaration of Trust previously filed in the Registration Statement on January 29, 1997.

     The Registrant will indemnify its Trustees and officers to the extent permitted by law. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office ("Disabling Conduct"). The means of determining whether indemnification shall be made are
(1) a final decision on the merits by a court or other body before whom the proceeding is brought that the Trustees or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that he is not entitled to the indemnification) and one of three other conditions is satisfied: (1) he provides security for his agreement to repay; (2) the Registrant is insured against loss by reason of lawful advances; (3) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is a reason to believe that the Trustee or officer will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

   Exhibit
   Number           Description
   ------           -----------

      1       --    Declaration of Trust.(1)

      2       --    By-Laws.(2)

      3       --    Not Applicable.

      4       --    Form of  Agreement  and Plan of  Reorganization  between the
                    Registrant, on behalf of each of Orbitex Emerging Technology
                    Fund,   Orbitex   Healthcare  Fund  and  Orbitex   Info-Tech
                    Communications Fund, and Monument Series Fund, on behalf of each of Monument Digital Technology Fund, Monument Medical
                    Sciences Fund and Monument Telecommunications Fund (included as Exhibit A to the Proxy Statement and Prospectus contained in this Registration Statement).

      5       --    Not Applicable.

    6(a)      --    Investment  Advisory  Agreement  between the  Registrant and
                    Orbitex Management, Inc.(3)

     (b)      --    Investment  Advisory  Agreement  between the  Registrant and
                    Clarke Lanzen Skalla Investment Firm, Inc.(4)

      7       --    Distribution Agreement.(5)

      9       --    Custodian Agreement with Circle Trust Company.(6)

     10       --    Not Applicable.

     11       --    Opinion and Consent of Clifford  Chance  Rogers & Wells LLP,
                    counsel to the Registrant.*

     12       --    Opinion pertaining to tax matters.*

     13       --    Not Applicable.

    14(a)     --    Consent of independent auditors for the Registrant.*

      (b)     --    Consent of independent auditors for Monument Series Fund.*

     15       --    Not Applicable.

     16       --    Power of Attorney  (included on the  signature  page of this
                    Registration Statement).

    17(a)     --    Prospectus  and  Statement of Additional  Information,  each dated September 1, 2000, of the Registrant.

     (b)      --    Prospectus  and  Statement of Additional  Information,  each dated April 17, 2001, of Monument Series Fund.

     (c)      --    Annual  Report to  Shareholders  of the Orbitex  Info-Tech &
                    Communications Fund, as of April 30, 2001.*

     (d)      --    Annual Report to Shareholders of Monument Series Fund, as of
                    October 31, 2000.*

     (e)      --    Semi-Annual  Report to Shareholders of Monument Series Fund,
                    as of April 30, 2001.*

     (f)      --    Form of Proxy.

----------
*    To be filed by amendment.

(1) Incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A filed on January 29, 1997.

(2) Incorporated by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A filed on January 29, 1997.

(3) Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed on March 22, 2000.

(4) Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed on March 22, 2000.

(5) Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on June __, 2001.

(6) Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed on June __, 2001.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Proxy Statement and Prospectus by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York on June 8, 2001.


                                             ORBITEX GROUP OF FUNDS
                                                    (Registrant)


                                             By  /s/ Richard E. Stierwalt
                                                 -------------------------------
                                                 Richard E. Stierwalt, President


     Each person whose signature appears below hereby authorizes Richard E. Stierwalt, Keith D. Kemp and M. Fyzul Khan, or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


         Signature                          Title                      Date

  /s/ Richard E. Stierwalt      President (Principal Executive
-----------------------------     Officer)                         June 8, 2001
    Richard E. Stierwalt

       /s/ Vali Nasr            Treasurer (Principal Financial
-----------------------------     and Accounting Officer)          June 8, 2001
         Vali Nasr

   /s/ Stephen H. Hamrick
-----------------------------     Trustee                          June 8, 2001
     Stephen H. Hamrick

   /s/ Ronald S. Altbach
-----------------------------     Trustee                          June 8, 2001
     Ronald S. Altbach

      /s/ Leigh Wilson
-----------------------------     Trustee                          June 8, 2001
        Leigh Wilson

                                  EXHIBIT INDEX

       Exhibit
       Number       Description
       ------       -----------

        17(a)  --   Prospectus  and  Statement of Additional  Information,  each dated September 1, 2000, of the Registrant.

          (b)  --   Prospectus  and  Statement of Additional  Information,  each dated April 17, 2001, of Monument Series Fund.

          (f)  --   Form of Proxy